TABLE OF CONTENTS

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-8
Statements of Changes in Net Assets	SA-13
Financial Highlights	SA-28
Notes to Financial Statements	SA-37
Report of Independent Registered Public Accounting Firm	SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

DECEMBER 31, 2021

Each variable account invests in shares of the corresponding portfolio (with the same name). The shares owned and value of investments as of December 31, 2021; and the cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2021, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income Class I *	30	$380	$380	$378
Diversified Bond Class I *	26,520	316,639	109,707	28,007
Floating Rate Income Class I *	8,265	113,981	11,378	3,674
High Yield Bond Class I *	52,858	522,748	45,332	71,771
Inflation Managed Class I *	48,561	641,376	90,326	106,320
Managed Bond Class I *	107,118	1,581,006	151,550	74,334
Short Duration Bond Class I *	19,902	213,070	150,175	123,894
Emerging Markets Debt Class I *	6,965	84,836	5,800	4,555
Dividend Growth Class I *	16,168	596,315	40,807	21,680
Equity Index Class I *	52,831	6,291,711	320,437	282,329
Focused Growth Class I *	7,952	501,299	6,604	15,366
Growth Class I *	13,165	854,417	21,446	88,975
Large-Cap Growth Class I *	55,595	1,369,763	45,357	162,065
Large-Cap Value Class I *	44,501	1,530,726	74,962	114,352
Main Street® Core Class I *	22,110	1,518,219	31,613	82,889
Mid-Cap Equity Class I *	39,175	1,338,898	67,680	213,090
Mid-Cap Growth Class I *	32,915	1,054,904	58,227	104,258
Mid-Cap Value Class I *	1,409	38,617	11,757	10,101
Small-Cap Equity Class I *	6,915	208,883	31,317	53,347
Small-Cap Growth Class I *	4,451	148,844	—	33,650
Small-Cap Index Class I *	31,991	1,127,119	54,886	191,936
Small-Cap Value Class I *	24,582	757,651	34,971	84,296
Value Class I *	19,504	381,621	17,237	31,469
Value Advantage Class I *	13,716	334,833	3,123	2,940
Emerging Markets Class I *	42,782	947,019	119,173	88,501
International Large-Cap Class I *	99,064	1,364,852	89,554	234,464
International Small-Cap Class I *	9,400	124,848	16,248	18,234
International Value Class I *	50,199	716,013	59,421	67,544
Health Sciences Class I *	24,917	1,612,872	61,967	121,085
Real Estate Class I *	28,070	1,121,105	104,988	115,608
Technology Class I *	37,246	615,706	123,222	152,918
PSF DFA Balanced Allocation Class D *	1	10	—	3
Pacific Dynamix - Conservative Growth Class I *	447	9,274	3,173	637
Pacific Dynamix - Moderate Growth Class I *	16,713	465,991	1,399	405,265
Pacific Dynamix - Growth Class I *	31,391	1,035,283	38,533	119,436
Portfolio Optimization Conservative Class I *	409	6,272	454	—
Portfolio Optimization Moderate-Conservative Class I *	3,945	70,168	8,191	7,812
Portfolio Optimization Moderate Class I *	103,436	2,077,476	86,205	77,214
Portfolio Optimization Growth Class I *	169,305	3,827,811	102,769	134,723
Portfolio Optimization Aggressive-Growth Class I *	72,752	1,738,280	144,538	114,590
Invesco® V.I. Global Series II	2,559	143,741	9,431	38,021
Invesco® V.I. International Growth Series II	10,274	418,368	37,303	9,947
Invesco® V.I. Main Street Small Cap Series I	7	207	211	—
American Century VP Mid Cap Value Class II	4,217	105,640	29,710	19,415
American Funds IS Asset Allocation Class 4	6,308	180,151	31,147	4,904
American Funds IS Growth Class 4	9,882	1,223,273	186,817	60,244
American Funds IS Growth-Income Class 4	6,786	444,976	22,042	21,825
BlackRock® 60/40 Target Allocation ETF V.I. Class I	27	379	412	387
BlackRock® Basic Value V.I. Class III	1,791	24,771	8,427	3,914
BlackRock® Global Allocation V.I. Class III	30,468	438,134	109,010	407,334
BNY Mellon VIF Appreciation Service Shares	33	1,759	729	209
Fidelity® VIP Contrafund® Service Class 2	31,487	1,653,394	229,347	52,370
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	294	4,217	722	562
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	4,424	67,726	11,621	26,275

See Notes to Financial Statements	See explanation of symbol on page SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

DECEMBER 31, 2021

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	518	$9,148	$2,692	$1,274
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	148	2,628	4,282	16,329
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2 *	59	1,770	1,770	1,257
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	990	28,793	8,706	22,825
Fidelity® VIP Government Money Market Service Class	542,111	542,111	167,717	114,117
Fidelity® VIP Growth Service Class 2	1,574	156,453	69,999	28,626
Fidelity® VIP Mid Cap Service Class 2	21,435	844,335	337,558	70,092
Fidelity® VIP Value Strategies Service Class 2	609	10,103	5,147	9,042
Templeton Foreign VIP Class 2	17,425	236,811	15,966	1,966
Templeton Global Bond VIP Class 2 *	1,866	24,506	25,766	154,385
Janus Henderson Enterprise Service Shares	1,878	173,692	19,992	20,176
Janus Henderson Overseas Service Shares	4,324	177,370	10,059	5,457
Lazard Retirement Global Dynamic Multi-Asset Service Shares	8	120	60	30
ClearBridge Variable Aggressive Growth - Class II	11,938	279,222	89,039	26,828
ClearBridge Variable Mid Cap - Class II	815	23,665	5,677	2,353
Lord Abbett Bond Debenture Class VC	1,426	17,538	2,582	38,469
Lord Abbett Developing Growth Class VC	11,056	382,523	139,722	30,459
Lord Abbett Fundamental Equity Class VC	505	10,165	1,023	2,393
Lord Abbett Total Return Class VC	4,646	78,282	29,949	120,329
M Capital Appreciation	3,747	106,030	23,178	10,476
M International Equity	14,483	209,273	222,866	8,934
M Large Cap Growth	400	13,560	2,805	27,689
M Large Cap Value	254	3,915	59	2,085
MFS® New Discovery Series - Service Class	8,368	166,018	63,568	14,895
MFS® Utilities Series - Service Class	2,975	111,815	14,084	38,908
MFS® Value Series - Service Class	1,348	32,558	14,111	6,955
Neuberger Berman Sustainable Equity Class I	174	6,428	7,040	1,862
PIMCO Global Managed Asset Allocation - Advisor Class	9,365	121,656	16,136	4,542
PIMCO Income - Administrative Class	344	3,753	1,136	288
Royce Micro-Cap Service Class	2,551	36,659	16,228	3,548
State Street Total Return V.I.S. Class 3	320	5,113	2,587	1,090
T. Rowe Price Blue Chip Growth - II	26,376	1,331,197	213,726	97,771
T. Rowe Price Equity Income - II	15,045	449,991	63,075	16,086
VanEck VIP Global Resources Initial Class	16,703	444,475	41,829	63,110

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio during the reporting period.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2021

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$380	$316,639	$113,981	$522,748	$641,376	$1,581,006
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	32	18	91
Investments sold	—	—	—	—	—	—
Total Assets	380	316,639	113,981	522,780	641,394	1,581,097
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	32	19	89
Total Liabilities	—	—	—	32	19	89
NET ASSETS	$380	$316,639	$113,981	$522,748	$641,375	$1,581,008
Units Outstanding	30	15,643	8,268	15,717	21,364	51,825
Accumulation Unit Value	$12.75	$20.24	$13.79	$33.26	$30.02	$30.51
Cost of Investments	$380	$258,296	$101,129	$288,768	$493,341	$1,181,413

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$213,070	$84,836	$596,315	$6,291,711	$501,299	$854,417
Receivables:
Due from Pacific Life & Annuity Company	33	1	46	76	—	—
Investments sold	—	—	—	—	—	21
Total Assets	213,103	84,837	596,361	6,291,787	501,299	854,438
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	2	6
Investments purchased	35	—	—	—	—	—
Total Liabilities	35	—	—	—	2	6
NET ASSETS	$213,068	$84,837	$596,361	$6,291,787	$501,297	$854,432
Units Outstanding	14,943	6,814	11,259	133,207	4,671	21,767
Accumulation Unit Value	$14.26	$12.45	$52.97	$47.23	$107.32	$39.25
Cost of Investments	$190,473	$68,835	$149,188	$1,616,347	$39,661	$162,692

	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Core	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$1,369,763	$1,530,726	$1,518,219	$1,338,898	$1,054,904	$38,617
Receivables:
Due from Pacific Life & Annuity Company	—	74	125	77	1	3
Investments sold	—	—	—	—	—	—
Total Assets	1,369,763	1,530,800	1,518,344	1,338,975	1,054,905	38,620
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	2	—	—	—	—	—
Investments purchased	45	70	82	52	—	—
Total Liabilities	47	70	82	52	—	—
NET ASSETS	$1,369,716	$1,530,730	$1,518,262	$1,338,923	$1,054,905	$38,620
Units Outstanding	29,886	35,624	35,010	17,758	18,036	721
Accumulation Unit Value	$45.83	$42.97	$43.37	$75.40	$58.49	$53.54
Cost of Investments	$236,976	$405,853	$321,564	$376,362	$161,143	$17,908

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$208,883	$148,844	$1,127,119	$757,651	$381,621	$334,833
Receivables:
Due from Pacific Life & Annuity Company	—	—	40	46	35	46
Investments sold	—	—	—	—	—	—
Total Assets	208,883	148,844	1,127,159	757,697	381,656	334,879
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	4	—	—	—	—
Investments purchased	—	—	58	3	37	—
Total Liabilities	1	4	58	3	37	—
NET ASSETS	$208,882	$148,840	$1,127,101	$757,694	$381,619	$334,879
Units Outstanding	4,360	3,923	20,490	9,687	12,002	13,717
Accumulation Unit Value	$47.91	$37.94	$55.01	$78.21	$31.80	$24.41
Cost of Investments	$86,524	$26,860	$263,053	$254,815	$120,157	$207,461

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$947,019	$1,364,852	$124,848	$716,013	$1,612,872	$1,121,105
Receivables:
Due from Pacific Life & Annuity Company	151	58	1	63	145	32
Investments sold	—	—	—	—	—	—
Total Assets	947,170	1,364,910	124,849	716,076	1,613,017	1,121,137
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	37	52	—	63	26	37
Total Liabilities	37	52	—	63	26	37
NET ASSETS	$947,133	$1,364,858	$124,849	$716,013	$1,612,991	$1,121,100
Units Outstanding	13,289	42,311	6,309	48,852	14,617	12,417
Accumulation Unit Value	$71.27	$32.26	$19.79	$14.66	$110.35	$90.29
Cost of Investments	$294,022	$525,301	$57,018	$446,373	$179,893	$285,581

			Pacific	Pacific
		PSF DFA	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D	Class I	Class I	Class I	Class I
ASSETS
Investments in mutual funds, at value	$615,706	$10	$9,274	$465,991	$1,035,283	$6,272
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	615,706	10	9,274	465,991	1,035,283	6,272
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	13	—	—	1	1	—
Investments purchased	1	—	—	—	—	—
Total Liabilities	14	—	—	1	1	—
NET ASSETS	$615,692	$10	$9,274	$465,990	$1,035,282	$6,272
Units Outstanding	18,169	1	368	14,818	26,948	396
Accumulation Unit Value	$33.89	$16.87	$25.23	$31.45	$38.42	$15.85
Cost of Investments	$177,356	$7	$7,451	$269,698	$495,479	$4,893

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization		Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	Invesco V.I.	International
	Conservative	Moderate	Growth	Growth	Global	Growth
	Class I	Class I	Class I	Class I	Series II	Series II
ASSETS
Investments in mutual funds, at value	$70,168	$2,077,476	$3,827,811	$1,738,280	$143,741	$418,368
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	70,168	2,077,476	3,827,811	1,738,280	143,741	418,368
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	65	77	8	12	1
Investments purchased	—	—	—	—	—	—
Total Liabilities	1	65	77	8	12	1
NET ASSETS	$70,167	$2,077,411	$3,827,734	$1,738,272	$143,729	$418,367
Units Outstanding	3,827	100,676	165,533	71,411	5,185	21,686
Accumulation Unit Value	$18.33	$20.63	$23.12	$24.34	$27.72	$19.29
Cost of Investments	$41,008	$1,090,093	$1,612,017	$837,093	$94,726	$356,171

	Invesco V.I.	American				BlackRock
	Main Street	Century	American Funds	American Funds	American Funds	60/40 Target
	Small Cap	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF
	Series I	Class II	Class 4	Class 4	Class 4	V.I. Class I
ASSETS
Investments in mutual funds, at value	$207	$105,640	$180,151	$1,223,273	$444,976	$379
Receivables:
Due from Pacific Life & Annuity Company	—	98	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	207	105,738	180,151	1,223,273	444,976	379
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	50	8	—
Investments purchased	—	—	—	—	3	—
Total Liabilities	—	—	—	50	11	—
NET ASSETS	$207	$105,738	$180,151	$1,223,223	$444,965	$379
Units Outstanding	13	3,506	4,313	16,434	9,497	22
Accumulation Unit Value	$16.56	$30.16	$41.77	$74.43	$46.86	$16.86
Cost of Investments	$211	$78,657	$140,635	$717,104	$306,801	$412

		BlackRock			Fidelity VIP	Fidelity VIP
	BlackRock	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$24,771	$438,134	$1,759	$1,653,394	$4,217	$67,726
Receivables:
Due from Pacific Life & Annuity Company	7	1	—	35	—	1
Investments sold	—	—	—	—	—	—
Total Assets	24,778	438,135	1,759	1,653,429	4,217	67,727
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$24,778	$438,135	$1,759	$1,653,429	$4,217	$67,727
Units Outstanding	818	14,679	56	28,850	191	2,990
Accumulation Unit Value	$30.28	$29.85	$31.28	$57.31	$22.08	$22.65
Cost of Investments	$18,786	$394,130	$1,492	$865,356	$3,813	$33,861

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
ASSETS
Investments in mutual funds, at value	$9,148	$2,628	$1,770	$28,793	$542,111	$156,453
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	1	66	—
Investments sold	—	—	—	—	—	—
Total Assets	9,148	2,628	1,770	28,794	542,177	156,453
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	6	—	—	—	1
Investments purchased	—	—	—	—	56	—
Total Liabilities	—	6	—	—	56	1
NET ASSETS	$9,148	$2,622	$1,770	$28,794	$542,121	$156,452
Units Outstanding	375	105	64	995	51,864	2,393
Accumulation Unit Value	$24.39	$24.87	$27.70	$28.93	$10.45	$65.37
Cost of Investments	$7,137	$2,321	$1,771	$21,971	$542,111	$104,691

					Janus	Janus
	Fidelity VIP	Fidelity VIP	Templeton	Templeton	Henderson	Henderson
	Mid Cap	Value Strategies	Foreign	Global Bond	Enterprise	Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
ASSETS
Investments in mutual funds, at value	$844,335	$10,103	$236,811	$24,506	$173,692	$177,370
Receivables:
Due from Pacific Life & Annuity Company	—	5	—	—	93	—
Investments sold	—	—	—	—	—	—
Total Assets	844,335	10,108	236,811	24,506	173,785	177,370
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	8	—	—	—	—	4
Investments purchased	—	—	—	—	—	—
Total Liabilities	8	—	—	—	—	4
NET ASSETS	$844,327	$10,108	$236,811	$24,506	$173,785	$177,366
Units Outstanding	19,916	276	17,234	2,104	3,279	11,453
Accumulation Unit Value	$42.40	$36.68	$13.74	$11.65	$53.00	$15.49
Cost of Investments	$693,465	$5,497	$241,808	$25,236	$84,947	$128,872

	Lazard Retirement	ClearBridge	ClearBridge	Lord Abbett	Lord Abbett	Lord Abbett
	Global Dynamic	Variable	Variable	Bond	Developing	Fundamental
	Multi-Asset	Aggressive	Mid Cap -	Debenture	Growth	Equity
	Service Shares	Growth - Class II	Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$120	$279,222	$23,665	$17,538	$382,523	$10,165
Receivables:
Due from Pacific Life & Annuity Company	—	—	52	—	4	1
Investments sold	—	—	—	—	—	—
Total Assets	120	279,222	23,717	17,538	382,527	10,166
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$120	$279,222	$23,717	$17,538	$382,527	$10,166
Units Outstanding	8	7,954	635	1,193	8,792	341
Accumulation Unit Value	$15.67	$35.10	$37.32	$14.71	$43.51	$29.80
Cost of Investments	$86	$296,161	$15,007	$16,179	$373,219	$7,816

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2021

	Variable Accounts
						MFS
	Lord Abbett					New Discovery
	Total Return	M Capital	M International	M Large Cap	M Large Cap	Series -
	Class VC	Appreciation	Equity	Growth	Value	Service Class
ASSETS
Investments in mutual funds, at value	$78,282	$106,030	$209,273	$13,560	$3,915	$166,018
Receivables:
Due from Pacific Life & Annuity Company	—	87	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	78,282	106,117	209,273	13,560	3,915	166,018
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	—	—	—	—	—	—
NET ASSETS	$78,282	$106,117	$209,273	$13,560	$3,915	$166,018
Units Outstanding	6,133	1,631	14,191	174	106	3,333
Accumulation Unit Value	$12.76	$65.05	$14.75	$77.85	$36.86	$49.82
Cost of Investments	$76,568	$84,640	$213,902	$6,468	$2,717	$138,753

	MFS	MFS	Neuberger Berman	PIMCO
	Utilities	Value	Sustainable	Global Managed	PIMCO Income -	Royce
	Series -	Series -	Equity	Asset Allocation -	Administrative	Micro-Cap
	Service Class	Service Class	Class I	Advisor Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$111,815	$32,558	$6,428	$121,656	$3,753	$36,659
Receivables:
Due from Pacific Life & Annuity Company	—	7	—	—	—	—
Investments sold	—	—	—	—	—	—
Total Assets	111,815	32,565	6,428	121,656	3,753	36,659
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1	—	—	—	—	—
Investments purchased	—	—	—	—	—	—
Total Liabilities	1	—	—	—	—	—
NET ASSETS	$111,814	$32,565	$6,428	$121,656	$3,753	$36,659
Units Outstanding	3,999	1,673	213	7,405	315	1,525
Accumulation Unit Value	$27.96	$19.47	$30.24	$16.43	$11.92	$24.03
Cost of Investments	$62,833	$26,286	$5,478	$109,773	$3,730	$25,816

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Resources
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$5,113	$1,331,197	$449,991	$444,475
Receivables:
Due from Pacific Life & Annuity Company	—	163	—	1
Investments sold	—	—	—	—
Total Assets	5,113	1,331,360	449,991	444,476
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	25	—
Investments purchased	—	—	—	—
Total Liabilities	—	—	25	—
NET ASSETS	$5,113	$1,331,360	$449,966	$444,476
Units Outstanding	235	20,173	13,712	22,416
Accumulation Unit Value	$21.71	$66.00	$32.82	$19.83
Cost of Investments	$4,710	$562,788	$314,288	$302,983

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2021

	Variable Accounts
	Core	Diversified	Floating	High Yield	Inflation	Managed
	Income	Bond	Rate Income	Bond	Managed	Bond
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(2)	(480)	19	2,190	3,771	(619)
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	(2)	(480)	19	2,190	3,771	(619)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	—	(4,745)	4,858	25,316	31,791	(16,404)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2)	$(5,225)	$4,877	$27,506	$35,562	$(17,023)

	Short Duration	Emerging	Dividend	Equity	Focused
	Bond	Markets Debt	Growth	Index	Growth	Growth
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,071	254	1,129	22,136	7,700	29,107
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,071	254	1,129	22,136	7,700	29,107
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,026)	(5,599)	119,719	1,367,419	75,854	135,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(955)	$(5,345)	$120,848	$1,389,555	$83,554	$165,097

	Large-Cap	Large-Cap	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Core	Equity	Growth	Value
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	90,694	14,547	36,704	109,441	29,621	2,856
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	90,694	14,547	36,704	109,441	29,621	2,856
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	152,078	306,887	299,151	91,745	125,710	4,406
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$242,772	$321,434	$335,855	$201,186	$155,331	$7,262

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap		Value
	Equity	Growth	Index	Value	Value	Advantage
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	5,279	27,600	95,900	33,110	7,290	297
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	5,279	27,600	95,900	33,110	7,290	297
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	40,111	(22,932)	59,802	172,587	61,931	74,220
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$45,390	$4,668	$155,702	$205,697	$69,221	$74,517

	Emerging	International	International	International	Health	Real
	Markets	Large-Cap	Small-Cap	Value	Sciences	Estate
	Class I	Class I	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	11,647	96,978	5,585	10,999	51,100	19,404
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	11,647	96,978	5,585	10,999	51,100	19,404
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(96,837)	88,148	8,527	109,663	129,899	306,773
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(85,190)	$185,126	$14,112	$120,662	$180,999	$326,177

			Pacific	Pacific
		PSF DFA	Dynamix -	Dynamix -	Pacific	Portfolio
		Balanced	Conservative	Moderate	Dynamix -	Optimization
	Technology	Allocation	Growth	Growth	Growth	Conservative
	Class I	Class D	Class I	Class I	Class I	Class I
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	16,552	1	2	135,856	23,504	—
Capital gain distributions	—	—	—	—	—	—
Realized Gain (Loss) on Investments	16,552	1	2	135,856	23,504	—
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	63,721	—	425	(59,860)	110,496	131
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$80,273	$1	$427	$75,996	$134,000	$131

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
	Portfolio			Portfolio
	Optimization	Portfolio	Portfolio	Optimization		Invesco V.I.
	Moderate-	Optimization	Optimization	Aggressive-	Invesco V.I.	International
	Conservative	Moderate	Growth	Growth	Global	Growth
	Class I	Class I	Class I	Class I	Series II	Series II
INVESTMENT INCOME
Dividends	$—	$—	$—	$—	$—	$4,408
Net Investment Income	—	—	—	—	—	4,408
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	197	365	17,523	4,894	10,967	1,168
Capital gain distributions	—	—	—	—	7,303	28,401
Realized Gain (Loss) on Investments	197	365	17,523	4,894	18,270	29,569
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,084	173,724	429,470	227,466	5,665	(11,613)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,281	$174,089	$446,993	$232,360	$23,935	$22,364

	Invesco V.I.	American				BlackRock
	Main Street	Century	American Funds	American Funds	American Funds	60/40 Target
	Small Cap	VP Mid Cap Value	IS Asset Allocation	IS Growth	IS Growth-Income	Allocation ETF
	Series I (1)	Class II	Class 4	Class 4	Class 4	V.I. Class I
INVESTMENT INCOME
Dividends	$1	$995	$2,301	$666	$3,924	$7
Net Investment Income	1	995	2,301	666	3,924	7
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	722	83	4,862	924	6
Capital gain distributions	10	—	5,451	145,183	4,005	26
Realized Gain (Loss) on Investments	10	722	5,534	150,045	4,929	32
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4)	15,573	13,754	68,678	77,323	(33)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7	$17,290	$21,589	$219,389	$86,176	$6

		BlackRock			Fidelity VIP	Fidelity VIP
	BlackRock	Global	BNY Mellon	Fidelity VIP	Freedom 2015	Freedom 2020
	Basic Value	Allocation	VIF Appreciation	Contrafund	Portfolio	Portfolio
	V.I. Class III	V.I. Class III	Service Shares	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends	$268	$3,544	$3	$396	$32	$567
Net Investment Income	268	3,544	3	396	32	567
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	23	60,539	5	1,059	7	7,653
Capital gain distributions	3,532	72,608	156	189,961	150	4,137
Realized Gain (Loss) on Investments	3,555	133,147	161	191,020	157	11,790
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	547	(98,747)	217	167,899	75	(5,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,370	$37,944	$381	$359,315	$264	$6,772

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2021

	Variable Accounts
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Government	Fidelity VIP
	Portfolio	Portfolio	Portfolio	Portfolio	Money Market	Growth
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class	Service Class 2
INVESTMENT INCOME
Dividends	$60	$123	$—	$183	$50	$—
Net Investment Income	60	123	—	183	50	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	15	3,055	33	2,969	—	(1,398)
Capital gain distributions	245	592	—	1,397	—	30,259
Realized Gain (Loss) on Investments	260	3,647	33	4,366	—	28,861
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	384	(2,507)	(2)	507	—	(564)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$704	$1,263	$31	$5,056	$50	$28,297

					Janus	Janus
	Fidelity VIP	Fidelity VIP	Templeton	Templeton	Henderson	Henderson
	Mid Cap	Value Strategies	Foreign	Global Bond	Enterprise	Overseas
	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares	Service Shares
INVESTMENT INCOME
Dividends	$2,915	$114	$4,504	$—	$409	$1,772
Net Investment Income	2,915	114	4,504	—	409	1,772
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,728	3,881	(101)	(26,797)	971	73
Capital gain distributions	130,947	788	—	—	15,446	—
Realized Gain (Loss) on Investments	135,675	4,669	(101)	(26,797)	16,417	73
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	11,724	(2,272)	4,729	23,201	9,143	18,814
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$150,314	$2,511	$9,132	$(3,596)	$25,969	$20,659

	Lazard Retirement	ClearBridge	ClearBridge	Lord Abbett	Lord Abbett	Lord Abbett
	Global Dynamic	Variable	Variable	Bond	Developing	Fundamental
	Multi-Asset	Aggressive	Mid Cap -	Debenture	Growth	Equity
	Service Shares	Growth - Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends	$3	$472	$6	$531	$—	$79
Net Investment Income	3	472	6	531	—	79
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	—	1,225	60	2,712	(4,359)	(52)
Capital gain distributions	—	79,129	2,549	281	96,206	409
Realized Gain (Loss) on Investments	—	80,354	2,609	2,993	91,847	357
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	8	(54,377)	2,584	(1,582)	(107,900)	1,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11	$26,449	$5,199	$1,942	$(16,053)	$2,239

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2021

	Variable Accounts
						MFS
	Lord Abbett					New Discovery
	Total Return	M Capital	M International	M Large Cap	M Large Cap	Series -
	Class VC	Appreciation	Equity (1)	Growth	Value	Service Class
INVESTMENT INCOME
Dividends	$1,484	$—	$4,964	$—	$59	$—
Net Investment Income	1,484	—	4,964	—	59	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(219)	78	(30)	6,181	284	(1,048)
Capital gain distributions	533	17,570	—	2,317	—	29,971
Realized Gain (Loss) on Investments	314	17,648	(30)	8,498	284	28,923
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,261)	(1,439)	(4,629)	(5,027)	651	(28,522)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,463)	$16,209	$305	$3,471	$994	$401

	MFS	MFS	Neuberger Berman	PIMCO
	Utilities	Value	Sustainable	Global Managed	PIMCO Income -	Royce
	Series -	Series -	Equity	Asset Allocation -	Administrative	Micro-Cap
	Service Class	Service Class	Class I	Advisor Class	Class	Service Class
INVESTMENT INCOME
Dividends	$1,597	$327	$24	$2,688	$99	$—
Net Investment Income	1,597	327	24	2,688	99	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,587	462	131	165	—	145
Capital gain distributions	3,599	642	122	12,361	—	1,597
Realized Gain (Loss) on Investments	13,186	1,104	253	12,526	—	1,742
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(966)	4,045	949	(1,465)	(34)	4,967
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,817	$5,476	$1,226	$13,749	$65	$6,709

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Resources
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$94	$—	$5,834	$1,874
Net Investment Income	94	—	5,834	1,874
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	23	1,770	175	890
Capital gain distributions	665	147,448	31,402	—
Realized Gain (Loss) on Investments	688	149,218	31,577	890
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(209)	50,216	53,210	69,509
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$573	$199,434	$90,621	$72,273

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Core Income		Diversified Bond		Floating Rate Income
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	(2)	36	(480)	2,756	19	(25)
Change in net unrealized appreciation (depreciation) on investments	—	1	(4,745)	21,083	4,858	4,485
Net Increase (Decrease) in Net Assets Resulting from Operations	(2)	37	(5,225)	23,839	4,877	4,460
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	380	380	3,989	10,440	5,781	3,186
Transfers between variable and fixed accounts, net	(375)	(332)	82,181	(26,593)	5,388	(382)
Policy maintenance charges	(3)	(83)	(6,633)	(7,726)	(3,906)	(3,623)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	1,829	1,409	167	385
Other	—	(1)	335	217	274	238
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2	(36)	81,701	(22,253)	7,704	(196)
NET INCREASE (DECREASE) IN NET ASSETS	—	1	76,476	1,586	12,581	4,264
NET ASSETS
Beginning of Year	380	379	240,163	238,577	101,400	97,136
End of Year	$380	$380	$316,639	$240,163	$113,981	$101,400

	High Yield Bond		Inflation Managed		Managed Bond
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,190	(819)	3,771	2,862	(619)	10,764
Change in net unrealized appreciation (depreciation) on investments	25,316	28,833	31,791	60,890	(16,404)	104,745
Net Increase (Decrease) in Net Assets Resulting from Operations	27,506	28,014	35,562	63,752	(17,023)	115,509
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	29,660	36,674	34,124	42,390	63,547	73,767
Transfers between variable and fixed accounts, net	(15,775)	31,864	38,189	(22,833)	112,924	22,267
Policy maintenance charges	(17,955)	(21,382)	(34,999)	(45,895)	(62,790)	(79,961)
Policy benefits and terminations	(10,267)	(2,574)	(55,005)	(6,087)	(25,729)	(42,930)
Policy loans and loan repayments	(12,684)	3,033	1,323	13,152	(12,190)	17,937
Other	581	540	375	526	1,455	1,125
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(26,440)	48,155	(15,993)	(18,747)	77,217	(7,795)
NET INCREASE (DECREASE) IN NET ASSETS	1,066	76,169	19,569	45,005	60,194	107,714
NET ASSETS
Beginning of Year	521,682	445,513	621,806	576,801	1,520,814	1,413,100
End of Year	$522,748	$521,682	$641,375	$621,806	$1,581,008	$1,520,814

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Short Duration Bond		Emerging Markets Debt		Dividend Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,071	3,358	254	(89)	1,129	6,945
Change in net unrealized appreciation (depreciation) on investments	(5,026)	3,722	(5,599)	1,690	119,719	50,549
Net Increase (Decrease) in Net Assets Resulting from Operations	(955)	7,080	(5,345)	1,601	120,848	57,494
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	18,285	19,025	3,243	3,077	28,944	22,589
Transfers between variable and fixed accounts, net	23,404	(21,225)	—	128	3,053	15,643
Policy maintenance charges	(12,995)	(14,164)	(2,552)	(2,756)	(18,157)	(20,780)
Policy benefits and terminations	(5,415)	(12,369)	—	—	(3,009)	(661)
Policy loans and loan repayments	2,715	7,144	337	—	7,788	(10,414)
Other	287	261	217	197	518	459
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	26,281	(21,328)	1,245	646	19,137	6,836
NET INCREASE (DECREASE) IN NET ASSETS	25,326	(14,248)	(4,100)	2,247	139,985	64,330
NET ASSETS
Beginning of Year	187,742	201,990	88,937	86,690	456,376	392,046
End of Year	$213,068	$187,742	$84,837	$88,937	$596,361	$456,376

	Equity Index		Focused Growth		Growth
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	22,136	2,534	7,700	14,783	29,107	11,196
Change in net unrealized appreciation (depreciation) on investments	1,367,419	749,375	75,854	104,392	135,990	175,615
Net Increase (Decrease) in Net Assets Resulting from Operations	1,389,555	751,909	83,554	119,175	165,097	186,811
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	151,572	146,198	8,736	8,637	21,458	28,271
Transfers between variable and fixed accounts, net	149,188	95,933	(5,208)	(9,838)	(40,775)	32,176
Policy maintenance charges	(129,597)	(130,246)	(13,655)	(14,368)	(35,336)	(38,613)
Policy benefits and terminations	(87,662)	(85,167)	—	(1,339)	(8,582)	(709)
Policy loans and loan repayments	(49,132)	8,576	931	418	(4,408)	(2,675)
Other	3,755	2,450	435	323	118	222
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	38,124	37,744	(8,761)	(16,167)	(67,525)	18,672
NET INCREASE (DECREASE) IN NET ASSETS	1,427,679	789,653	74,793	103,008	97,572	205,483
NET ASSETS
Beginning of Year	4,864,108	4,074,455	426,504	323,496	756,860	551,377
End of Year	$6,291,787	$4,864,108	$501,297	$426,504	$854,432	$756,860

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Large-Cap Growth		Large-Cap Value		Main Street Core
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	90,694	59,140	14,547	1,114	36,704	60,215
Change in net unrealized appreciation (depreciation) on investments	152,078	293,253	306,887	67,238	299,151	87,164
Net Increase (Decrease) in Net Assets Resulting from Operations	242,772	352,393	321,434	68,352	335,855	147,379
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	42,871	43,628	44,813	37,184	39,059	39,473
Transfers between variable and fixed accounts, net	(81,479)	(57,004)	3,146	77,400	(15,364)	(34,852)
Policy maintenance charges	(57,133)	(58,676)	(50,268)	(50,536)	(53,479)	(54,206)
Policy benefits and terminations	(26,610)	(18,104)	(17,457)	(28,432)	(10,859)	(47,094)
Policy loans and loan repayments	5,179	5,618	(20,004)	16,300	(10,764)	1,506
Other	456	380	380	431	140	234
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(116,716)	(84,158)	(39,390)	52,347	(51,267)	(94,939)
NET INCREASE (DECREASE) IN NET ASSETS	126,056	268,235	282,044	120,699	284,588	52,440
NET ASSETS
Beginning of Year	1,243,660	975,425	1,248,686	1,127,987	1,233,674	1,181,234
End of Year	$1,369,716	$1,243,660	$1,530,730	$1,248,686	$1,518,262	$1,233,674

	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	109,441	5,793	29,621	50,079	2,856	7,270
Change in net unrealized appreciation (depreciation) on investments	91,745	275,455	125,710	266,939	4,406	(12,122)
Net Increase (Decrease) in Net Assets Resulting from Operations	201,186	281,248	155,331	317,018	7,262	(4,852)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	38,599	47,691	25,851	23,515	3,708	4,159
Transfers between variable and fixed accounts, net	(87,975)	877	2,776	(32,351)	5,325	(20,898)
Policy maintenance charges	(55,096)	(53,093)	(39,162)	(34,301)	(2,639)	(2,842)
Policy benefits and terminations	(20,097)	(9,123)	(6,561)	(8,386)	(212)	(2,702)
Policy loans and loan repayments	(20,987)	10,562	(29,373)	(5,321)	(4,581)	64
Other	149	540	437	262	55	50
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(145,407)	(2,546)	(46,032)	(56,582)	1,656	(22,169)
NET INCREASE (DECREASE) IN NET ASSETS	55,779	278,702	109,299	260,436	8,918	(27,021)
NET ASSETS
Beginning of Year	1,283,144	1,004,442	945,606	685,170	29,702	56,723
End of Year	$1,338,923	$1,283,144	$1,054,905	$945,606	$38,620	$29,702

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	5,279	1,610	27,600	31,427	95,900	1,523
Change in net unrealized appreciation (depreciation) on investments	40,111	9,035	(22,932)	36,723	59,802	183,499
Net Increase (Decrease) in Net Assets Resulting from Operations	45,390	10,645	4,668	68,150	155,702	185,022
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,335	7,438	—	—	31,429	36,896
Transfers between variable and fixed accounts, net	(9,282)	(24,044)	(11,796)	(25,543)	(51,889)	48,702
Policy maintenance charges	(8,574)	(8,186)	(6,186)	(6,154)	(47,888)	(42,627)
Policy benefits and terminations	(124)	(674)	(231)	(12,111)	(53,034)	(15,063)
Policy loans and loan repayments	(11,480)	524	(15,437)	—	(16,071)	(3,319)
Other	96	90	1	(2)	401	637
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,029)	(24,852)	(33,649)	(43,810)	(137,052)	25,226
NET INCREASE (DECREASE) IN NET ASSETS	23,361	(14,207)	(28,981)	24,340	18,650	210,248
NET ASSETS
Beginning of Year	185,521	199,728	177,821	153,481	1,108,451	898,203
End of Year	$208,882	$185,521	$148,840	$177,821	$1,127,101	$1,108,451

	Small-Cap Value		Value		Value Advantage
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	33,110	22,802	7,290	6,991	297	(1)
Change in net unrealized appreciation (depreciation) on investments	172,587	(39,185)	61,931	(29,325)	74,220	(7,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	205,697	(16,383)	69,221	(22,334)	74,517	(7,713)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	23,397	36,665	15,091	15,090	925	830
Transfers between variable and fixed accounts, net	(7,612)	(102,348)	2,323	1,099	1,865	—
Policy maintenance charges	(30,975)	(27,463)	(16,103)	(17,176)	(2,612)	(1,883)
Policy benefits and terminations	(19,631)	(9,484)	(17,271)	(9,211)	—	—
Policy loans and loan repayments	(15,400)	7,534	1,565	5,992	—	—
Other	906	811	164	198	16	4
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(49,315)	(94,285)	(14,231)	(4,008)	194	(1,049)
NET INCREASE (DECREASE) IN NET ASSETS	156,382	(110,668)	54,990	(26,342)	74,711	(8,762)
NET ASSETS
Beginning of Year	601,312	711,980	326,629	352,971	260,168	268,930
End of Year	$757,694	$601,312	$381,619	$326,629	$334,879	$260,168

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Emerging Markets		International Large-Cap		International Small-Cap
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	11,647	19,037	96,978	4,012	5,585	(2,881)
Change in net unrealized appreciation (depreciation) on investments	(96,837)	126,802	88,148	128,506	8,527	8,206
Net Increase (Decrease) in Net Assets Resulting from Operations	(85,190)	145,839	185,126	132,518	14,112	5,325
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	42,563	59,526	41,257	63,871	4,644	7,131
Transfers between variable and fixed accounts, net	48,213	(41,752)	(68,329)	(11,297)	(2,466)	(13,545)
Policy maintenance charges	(32,301)	(34,644)	(51,811)	(52,912)	(4,792)	(5,557)
Policy benefits and terminations	(2,966)	(12,576)	(20,945)	(8,366)	—	(265)
Policy loans and loan repayments	(26,836)	(2,775)	(46,554)	14,646	307	576
Other	1,988	1,481	1,472	1,469	321	214
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	30,661	(30,740)	(144,910)	7,411	(1,986)	(11,446)
NET INCREASE (DECREASE) IN NET ASSETS	(54,529)	115,099	40,216	139,929	12,126	(6,121)
NET ASSETS
Beginning of Year	1,001,662	886,563	1,324,642	1,184,713	112,723	118,844
End of Year	$947,133	$1,001,662	$1,364,858	$1,324,642	$124,849	$112,723

	International Value		Health Sciences		Real Estate
	Class I		Class I		Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	10,999	(2,651)	51,100	19,950	19,404	912
Change in net unrealized appreciation (depreciation) on investments	109,663	(33,959)	129,899	216,216	306,773	(33,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	120,662	(36,610)	180,999	236,166	326,177	(32,617)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	33,310	35,754	60,213	50,087	44,702	56,701
Transfers between variable and fixed accounts, net	(11,382)	20,076	(6,502)	802	20,924	(16,889)
Policy maintenance charges	(30,048)	(30,453)	(70,191)	(74,541)	(37,863)	(39,613)
Policy benefits and terminations	(6,938)	(21,227)	(8,397)	(5,345)	(34,164)	(6,591)
Policy loans and loan repayments	6,530	7,965	(35,605)	(2,477)	(4,980)	(47)
Other	406	418	1,376	1,112	760	976
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,122)	12,533	(59,106)	(30,362)	(10,621)	(5,463)
NET INCREASE (DECREASE) IN NET ASSETS	112,540	(24,077)	121,893	205,804	315,556	(38,080)
NET ASSETS
Beginning of Year	603,473	627,550	1,491,098	1,285,294	805,544	843,624
End of Year	$716,013	$603,473	$1,612,991	$1,491,098	$1,121,100	$805,544

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Technology		PSF DFA		Pacific Dynamix -
	Class I		Balanced Allocation Class D		Conservative Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	16,552	8,777	1	—	2	(14)
Change in net unrealized appreciation (depreciation) on investments	63,721	175,129	—	1	425	698
Net Increase (Decrease) in Net Assets Resulting from Operations	80,273	183,906	1	1	427	684
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	16,815	14,659	—	—	1,433	1,433
Transfers between variable and fixed accounts, net	8,399	36,400	—	—	1,760	(35)
Policy maintenance charges	(26,900)	(25,551)	(3)	(4)	(668)	(690)
Policy benefits and terminations	(10,331)	—	—	—	—	—
Policy loans and loan repayments	(18,320)	(6,816)	—	—	—	—
Other	639	392	—	1	11	2
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(29,698)	19,084	(3)	(3)	2,536	710
NET INCREASE (DECREASE) IN NET ASSETS	50,575	202,990	(2)	(2)	2,963	1,394
NET ASSETS
Beginning of Year	565,117	362,127	12	14	6,311	4,917
End of Year	$615,692	$565,117	$10	$12	$9,274	$6,311

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth Class I		Growth Class I		Conservative Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	135,856	4,190	23,504	(6,944)	—	—
Change in net unrealized appreciation (depreciation) on investments	(59,860)	96,464	110,496	139,134	131	412
Net Increase (Decrease) in Net Assets Resulting from Operations	75,996	100,654	134,000	132,190	131	412
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,985	6,292	35,069	34,670	486	486
Transfers between variable and fixed accounts, net	(369,628)	8	1,389	72,864	—	—
Policy maintenance charges	(31,374)	(36,343)	(20,722)	(18,369)	(43)	—
Policy benefits and terminations	—	—	(3,174)	—	—	—
Policy loans and loan repayments	(4,858)	—	(96,124)	59	—	—
Other	8	636	2,659	1,977	11	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(403,867)	(29,407)	(80,903)	91,201	454	487
NET INCREASE (DECREASE) IN NET ASSETS	(327,871)	71,247	53,097	223,391	585	899
NET ASSETS
Beginning of Year	793,861	722,614	982,185	758,794	5,687	4,788
End of Year	$465,990	$793,861	$1,035,282	$982,185	$6,272	$5,687

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative Class I		Moderate Class I		Growth Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	197	817	365	285	17,523	56,616
Change in net unrealized appreciation (depreciation) on investments	4,084	5,270	173,724	198,952	429,470	325,108
Net Increase (Decrease) in Net Assets Resulting from Operations	4,281	6,087	174,089	199,237	446,993	381,724
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	8,302	12,366	116,330	115,661	98,399	86,648
Transfers between variable and fixed accounts, net	11	35	5,316	(292)	(4,786)	(79,425)
Policy maintenance charges	(7,955)	(7,428)	(116,173)	(102,990)	(103,860)	(106,409)
Policy benefits and terminations	—	—	—	(22,156)	(47,416)	(50,086)
Policy loans and loan repayments	—	—	650	2,710	17,525	33,527
Other	20	—	2,863	2,406	8,176	7,934
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	378	4,973	8,986	(4,661)	(31,962)	(107,811)
NET INCREASE (DECREASE) IN NET ASSETS	4,659	11,060	183,075	194,576	415,031	273,913
NET ASSETS
Beginning of Year	65,508	54,448	1,894,336	1,699,760	3,412,703	3,138,790
End of Year	$70,167	$65,508	$2,077,411	$1,894,336	$3,827,734	$3,412,703

	Portfolio Optimization		Invesco V.I.		Invesco V.I. International
	Aggressive-Growth Class I		Global Series II		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$571	$4,408	$7,457
Realized gain (loss) on investments	4,894	(1,817)	18,270	4,334	29,569	9,058
Change in net unrealized appreciation (depreciation) on investments	227,466	167,527	5,665	28,348	(11,613)	32,870
Net Increase (Decrease) in Net Assets Resulting from Operations	232,360	165,710	23,935	33,253	22,364	49,385
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	116,376	115,078	2,876	2,606	4,826	5,397
Transfers between variable and fixed accounts, net	—	13,821	(3,748)	615	(3,236)	(12,899)
Policy maintenance charges	(52,967)	(44,657)	(6,179)	(7,565)	(4,958)	(8,547)
Policy benefits and terminations	(33,806)	(951)	(28,006)	—	—	—
Policy loans and loan repayments	(1,612)	12,469	—	—	(2,090)	—
Other	1,956	1,891	(836)	206	5	4
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	29,947	97,651	(35,893)	(4,138)	(5,453)	(16,045)
NET INCREASE (DECREASE) IN NET ASSETS	262,307	263,361	(11,958)	29,115	16,911	33,340
NET ASSETS
Beginning of Year	1,475,965	1,212,604	155,687	126,572	401,456	368,116
End of Year	$1,738,272	$1,475,965	$143,729	$155,687	$418,367	$401,456

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Invesco V.I. Main Street		American Century		American Funds IS Asset
	Small Cap Series I (1)		VP Mid Cap Value Class II		Allocation Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1		$995	$1,068	$2,301	$1,806
Realized gain (loss) on investments	10		722	(264)	5,534	(6,263)
Change in net unrealized appreciation (depreciation) on investments	(4)		15,573	2,099	13,754	5,340
Net Increase (Decrease) in Net Assets Resulting from Operations	7		17,290	2,903	21,589	883
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	155		18,509	17,908	23,433	17,191
Transfers between variable and fixed accounts, net	113		(2,473)	590	(1,298)	(75,465)
Policy maintenance charges	(68)		(4,623)	(4,320)	(2,485)	(3,157)
Policy benefits and terminations	—		—	—	—	—
Policy loans and loan repayments	—		(2,149)	—	(1,486)	1,264
Other	—		55	29	326	265
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	200		9,319	14,207	18,490	(59,902)
NET INCREASE (DECREASE) IN NET ASSETS	207		26,609	17,110	40,079	(59,019)
NET ASSETS
Beginning of Year or Period	—		79,129	62,019	140,072	199,091
End of Year or Period	$207		$105,738	$79,129	$180,151	$140,072

	American Funds IS		American Funds IS		BlackRock 60/40 Target
	Growth Class 4		Growth-Income Class 4		Allocation ETF V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$666	$1,634	$3,924	$3,801	$7	$—
Realized gain (loss) on investments	150,045	25,172	4,929	3,180	32	(31)
Change in net unrealized appreciation (depreciation) on investments	68,678	319,579	77,323	26,861	(33)	11
Net Increase (Decrease) in Net Assets Resulting from Operations	219,389	346,385	86,176	33,842	6	(20)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	28,597	28,936	16,075	15,509	380	380
Transfers between variable and fixed accounts, net	(1,850)	(39,047)	(1,807)	(5,473)	(385)	(342)
Policy maintenance charges	(41,296)	(36,052)	(18,898)	(19,577)	(3)	(17)
Policy benefits and terminations	(10,361)	(62,499)	(4,592)	(60,879)	—	—
Policy loans and loan repayments	4,591	8,348	1,304	7,720	—	—
Other	1,033	807	203	232	—	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(19,286)	(99,507)	(7,715)	(62,468)	(8)	22
NET INCREASE (DECREASE) IN NET ASSETS	200,103	246,878	78,461	(28,626)	(2)	2
NET ASSETS
Beginning of Year	1,023,120	776,242	366,504	395,130	381	379
End of Year	$1,223,223	$1,023,120	$444,965	$366,504	$379	$381

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	BlackRock Basic Value		BlackRock Global Allocation		BNY Mellon VIF
	V.I. Class III		V.I. Class III		Appreciation Service Shares (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$268	$348	$3,544	$8,857	$3	$1
Realized gain (loss) on investments	3,555	(76)	133,147	39,397	161	—
Change in net unrealized appreciation (depreciation) on investments	547	515	(98,747)	87,753	217	50
Net Increase (Decrease) in Net Assets Resulting from Operations	4,370	787	37,944	136,007	381	51
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,952	5,105	26,974	64,085	—	—
Transfers between variable and fixed accounts, net	(162)	683	1,343	596	502	983
Policy maintenance charges	(2,905)	(2,814)	(16,668)	(23,364)	(142)	(16)
Policy benefits and terminations	—	—	(358,717)	(103,135)	—	—
Policy loans and loan repayments	(1,185)	(801)	(28,204)	(1,266)	—	—
Other	14	13	796	772	1	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	714	2,186	(374,476)	(62,312)	361	966
NET INCREASE (DECREASE) IN NET ASSETS	5,084	2,973	(336,532)	73,695	742	1,017
NET ASSETS
Beginning of Year or Period	19,694	16,721	774,667	700,972	1,017	—
End of Year or Period	$24,778	$19,694	$438,135	$774,667	$1,759	$1,017

	Fidelity VIP Contrafund		Fidelity VIP Freedom 2015		Fidelity VIP Freedom 2020
	Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$396	$857	$32	$34	$567	$756
Realized gain (loss) on investments	191,020	8,222	157	132	11,790	6,041
Change in net unrealized appreciation (depreciation) on investments	167,899	296,041	75	233	(5,585)	3,588
Net Increase (Decrease) in Net Assets Resulting from Operations	359,315	305,120	264	399	6,772	10,385
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	22,708	20,824	540	540	7,390	9,412
Transfers between variable and fixed accounts, net	15,857	(439)	(461)	(416)	(770)	(686)
Policy maintenance charges	(44,705)	(44,509)	(105)	(122)	(20,236)	(18,504)
Policy benefits and terminations	(10,539)	(2,723)	—	—	(6,033)	—
Policy loans and loan repayments	1,878	(3,365)	—	—	—	—
Other	1,428	1,059	4	6	292	286
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(13,373)	(29,153)	(22)	8	(19,357)	(9,492)
NET INCREASE (DECREASE) IN NET ASSETS	345,942	275,967	242	407	(12,585)	893
NET ASSETS
Beginning of Year	1,307,487	1,031,520	3,975	3,568	80,312	79,419
End of Year	$1,653,429	$1,307,487	$4,217	$3,975	$67,727	$80,312

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$60	$57	$123	$114	$—	$—
Realized gain (loss) on investments	260	60	3,647	367	33	418
Change in net unrealized appreciation (depreciation) on investments	384	589	(2,507)	1,350	(2)	(384)
Net Increase (Decrease) in Net Assets Resulting from Operations	704	706	1,263	1,831	31	34
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,811	1,811	3,151	3,566	1,215	1,424
Transfers between variable and fixed accounts, net	(66)	(823)	(14,206)	(1,071)	918	(2,644)
Policy maintenance charges	(647)	(738)	(1,738)	(1,683)	(10)	(174)
Policy benefits and terminations	—	—	—	—	(1,612)	—
Policy loans and loan repayments	—	—	—	—	—	—
Other	14	124	30	28	3	(75)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,112	374	(12,763)	840	514	(1,469)
NET INCREASE (DECREASE) IN NET ASSETS	1,816	1,080	(11,500)	2,671	545	(1,435)
NET ASSETS
Beginning of Year	7,332	6,252	14,122	11,451	1,225	2,660
End of Year	$9,148	$7,332	$2,622	$14,122	$1,770	$1,225

	Fidelity VIP Freedom 2045		Fidelity VIP Government		Fidelity VIP
	Portfolio Service Class 2		Money Market Service Class		Growth Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$183	$251	$50	$1,811	$—	$16
Realized gain (loss) on investments	4,366	977	—	—	28,861	4,660
Change in net unrealized appreciation (depreciation) on investments	507	4,369	—	—	(564)	33,143
Net Increase (Decrease) in Net Assets Resulting from Operations	5,056	5,597	50	1,811	28,297	37,819
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,625	4,371	97,767	107,272	10,338	2,587
Transfers between variable and fixed accounts, net	(11,892)	5,276	83,250	38,037	15,377	45,514
Policy maintenance charges	(1,133)	(839)	(102,815)	(108,010)	(6,777)	(5,201)
Policy benefits and terminations	—	—	(23,545)	(364,242)	—	—
Policy loans and loan repayments	(6,354)	—	(2,227)	1,786	(7,887)	—
Other	55	11	1,122	455	64	24
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(15,699)	8,819	53,552	(324,702)	11,115	42,924
NET INCREASE (DECREASE) IN NET ASSETS	(10,643)	14,416	53,602	(322,891)	39,412	80,743
NET ASSETS
Beginning of Year	39,437	25,021	488,519	811,410	117,040	36,297
End of Year	$28,794	$39,437	$542,121	$488,519	$156,452	$117,040

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Fidelity VIP		Fidelity VIP Value		Templeton
	Mid Cap Service Class 2		Strategies Service Class 2		Foreign VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$2,915	$1,813	$114	$151	$4,504	$6,424
Realized gain (loss) on investments	135,675	(2,046)	4,669	3,535	(101)	(377)
Change in net unrealized appreciation (depreciation) on investments	11,724	87,018	(2,272)	(5,645)	4,729	(8,813)
Net Increase (Decrease) in Net Assets Resulting from Operations	150,314	86,785	2,511	(1,959)	9,132	(2,766)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	23,963	13,265	1,765	1,892	1,406	1,195
Transfers between variable and fixed accounts, net	170,163	3,835	(111)	(16,057)	10,746	48
Policy maintenance charges	(25,848)	(22,388)	(1,246)	(1,384)	(2,663)	(2,139)
Policy benefits and terminations	(20,054)	(473)	(781)	—	—	—
Policy loans and loan repayments	(15,993)	4,826	(4,442)	—	—	—
Other	1,372	848	20	29	8	5
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	133,603	(87)	(4,795)	(15,520)	9,497	(891)
NET INCREASE (DECREASE) IN NET ASSETS	283,917	86,698	(2,284)	(17,479)	18,629	(3,657)
NET ASSETS
Beginning of Year	560,410	473,712	12,392	29,871	218,182	221,839
End of Year	$844,327	$560,410	$10,108	$12,392	$236,811	$218,182

	Templeton		Janus Henderson		Janus Henderson
	Global Bond VIP Class 2		Enterprise Service Shares		Overseas Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$11,911	$409	$—	$1,772	$1,546
Realized gain (loss) on investments	(26,797)	(3,063)	16,417	9,251	73	(1,150)
Change in net unrealized appreciation (depreciation) on investments	23,201	(16,711)	9,143	16,720	18,814	20,765
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,596)	(7,863)	25,969	25,971	20,659	21,161
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,684	25,859	2,874	2,967	4,502	3,938
Transfers between variable and fixed accounts, net	(114,712)	12,910	(10,270)	16,810	4,793	(193)
Policy maintenance charges	(3,031)	(5,146)	(6,295)	(5,547)	(6,948)	(6,060)
Policy benefits and terminations	(11,418)	—	—	—	—	—
Policy loans and loan repayments	(4,102)	(5,428)	(2,440)	—	—	—
Other	(39)	364	105	72	483	336
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(128,618)	28,559	(16,026)	14,302	2,830	(1,979)
NET INCREASE (DECREASE) IN NET ASSETS	(132,214)	20,696	9,943	40,273	23,489	19,182
NET ASSETS
Beginning of Year	156,720	136,024	163,842	123,569	153,877	134,695
End of Year	$24,506	$156,720	$173,785	$163,842	$177,366	$153,877

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Lazard Retirement Global		ClearBridge Variable		ClearBridge Variable
	Dynamic Multi-Asset Service Shares		Aggressive Growth - Class II		Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3	$—	$472	$1,362	$6	$6
Realized gain (loss) on investments	—	1	80,354	21,733	2,609	95
Change in net unrealized appreciation (depreciation) on investments	8	2	(54,377)	17,543	2,584	2,437
Net Increase (Decrease) in Net Assets Resulting from Operations	11	3	26,449	40,638	5,199	2,538
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	56	42	11,064	13,019	3,724	3,663
Transfers between variable and fixed accounts, net	—	—	(10,214)	4	(1,348)	365
Policy maintenance charges	(30)	(32)	(14,589)	(16,490)	(1,637)	(1,591)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	(4,371)	—	—	—
Other	1	—	721	551	42	20
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	27	10	(17,389)	(2,916)	781	2,457
NET INCREASE (DECREASE) IN NET ASSETS	38	13	9,060	37,722	5,980	4,995
NET ASSETS
Beginning of Year	82	69	270,162	232,440	17,737	12,742
End of Year	$120	$82	$279,222	$270,162	$23,717	$17,737

	Western Asset Variable	Lord Abbett		Lord Abbett
	Global High Yield Bond - Class II (1)	Bond Debenture Class VC		Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$531	$1,899	$—	$—
Realized gain (loss) on investments	(72)	2,993	(457)	91,847	33,557
Change in net unrealized appreciation (depreciation) on investments	(59)	(1,582)	2,194	(107,900)	114,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(131)	1,942	3,636	(16,053)	148,033
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,822	696	551	1,468	3,651
Transfers between variable and fixed accounts, net	(7,986)	1,580	(8,210)	35,336	53,560
Policy maintenance charges	(243)	(3,276)	(4,784)	(14,748)	(8,896)
Policy benefits and terminations	—	(35,423)	—	—	—
Policy loans and loan repayments	—	—	—	(9,079)	—
Other	—	(275)	72	80	363
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(5,407)	(36,698)	(12,371)	13,057	48,678
NET INCREASE (DECREASE) IN NET ASSETS	(5,538)	(34,756)	(8,735)	(2,996)	196,711
NET ASSETS
Beginning of Year or Period	5,538	52,294	61,029	385,523	188,812
End of Year or Period	$—	$17,538	$52,294	$382,527	$385,523

(1) All units were fully redeemed or transferred prior to December 31, 2020 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Lord Abbett		Lord Abbett
	Fundamental Equity Class VC		Total Return Class VC		M Capital Appreciation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$79	$111	$1,484	$3,968	$—	$—
Realized gain (loss) on investments	357	(2,264)	314	2,951	17,648	(5,927)
Change in net unrealized appreciation (depreciation) on investments	1,803	1,229	(3,261)	3,605	(1,439)	17,651
Net Increase (Decrease) in Net Assets Resulting from Operations	2,239	(924)	(1,463)	10,524	16,209	11,724
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	692	1,239	12,404	26,468	3,377	3,833
Transfers between variable and fixed accounts, net	(182)	(4,822)	(91,188)	25,987	(4,206)	(5,178)
Policy maintenance charges	(433)	(517)	(4,046)	(5,625)	(2,058)	(1,959)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	(1,982)	—	(9,630)	—	(2,139)	(1,789)
Other	48	37	63	187	170	151
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,857)	(4,063)	(92,397)	47,017	(4,856)	(4,942)
NET INCREASE (DECREASE) IN NET ASSETS	382	(4,987)	(93,860)	57,541	11,353	6,782
NET ASSETS
Beginning of Year	9,784	14,771	172,142	114,601	94,764	87,982
End of Year	$10,166	$9,784	$78,282	$172,142	$106,117	$94,764

	M International Equity (1)	M Large Cap Growth		M Large Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,964	$—	$—	$59	$90
Realized gain (loss) on investments	(30)	8,498	3,905	284	(299)
Change in net unrealized appreciation (depreciation) on investments	(4,629)	(5,027)	4,140	651	(681)
Net Increase (Decrease) in Net Assets Resulting from Operations	305	3,471	8,045	994	(890)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,774	480	3,234	—	—
Transfers between variable and fixed accounts, net	202,644	(22,941)	(41)	—	—
Policy maintenance charges	(1,826)	(648)	(1,396)	(162)	(158)
Policy benefits and terminations	—	—	—	—	—
Policy loans and loan repayments	—	(4,098)	(4,440)	(1,930)	(2,204)
Other	376	6	40	7	9
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	208,968	(27,201)	(2,603)	(2,085)	(2,353)
NET INCREASE (DECREASE) IN NET ASSETS	209,273	(23,730)	5,442	(1,091)	(3,243)
NET ASSETS
Beginning of Year or Period	—	37,290	31,848	5,006	8,249
End of Year or Period	$209,273	$13,560	$37,290	$3,915	$5,006

(1) Operations commenced or resumed during 2021 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	MFS New Discovery Series -		MFS Utilities Series -		MFS Value Series -
	Service Class		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$1,597	$3,749	$327	$223
Realized gain (loss) on investments	28,923	11,516	13,186	13,729	1,104	519
Change in net unrealized appreciation (depreciation) on investments	(28,522)	35,002	(966)	(11,054)	4,045	(1,467)
Net Increase (Decrease) in Net Assets Resulting from Operations	401	46,518	13,817	6,424	5,476	(725)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,589	3,741	7,158	7,027	4,685	4,805
Transfers between variable and fixed accounts, net	19,049	2,563	(14,883)	(53,510)	2,581	(20,718)
Policy maintenance charges	(5,182)	(4,284)	(6,078)	(10,214)	(854)	(1,852)
Policy benefits and terminations	—	—	(10,789)	—	—	—
Policy loans and loan repayments	39	—	(5,889)	(2,857)	(225)	—
Other	206	146	461	462	1	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	18,701	2,166	(30,020)	(59,092)	6,188	(17,765)
NET INCREASE (DECREASE) IN NET ASSETS	19,102	48,684	(16,203)	(52,668)	11,664	(18,490)
NET ASSETS
Beginning of Year	146,916	98,232	128,017	180,685	20,901	39,391
End of Year	$166,018	$146,916	$111,814	$128,017	$32,565	$20,901

	Neuberger Berman		PIMCO Global Managed		PIMCO Income -
	Sustainable Equity Class I (1)		Asset Allocation - Advisor Class		Administrative Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$24	$—	$2,688	$7,651	$99	$119
Realized gain (loss) on investments	253	—	12,526	1,799	—	(1)
Change in net unrealized appreciation (depreciation) on investments	949	1	(1,465)	6,470	(34)	48
Net Increase (Decrease) in Net Assets Resulting from Operations	1,226	1	13,749	15,920	65	166
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	6,894	170	1,108	1,068	—	—
Transfers between variable and fixed accounts, net	—	—	—	—	1,100	679
Policy maintenance charges	(1,862)	—	(2,167)	(3,011)	(351)	(339)
Policy benefits and terminations	—	—	—	—	—	—
Policy loans and loan repayments	—	—	(2,618)	—	—	—
Other	(1)	—	223	187	—	—
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	5,031	170	(3,454)	(1,756)	749	340
NET INCREASE (DECREASE) IN NET ASSETS	6,257	171	10,295	14,164	814	506
NET ASSETS
Beginning of Year or Period	171	—	111,361	97,197	2,939	2,433
End of Year or Period	$6,428	$171	$121,656	$111,361	$3,753	$2,939

(1) Operations commenced or resumed during 2020 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2021	2020	2021	2020	2021	2020
	Royce		State Street		T. Rowe Price
	Micro-Cap Service Class		Total Return V.I.S. Class 3		Blue Chip Growth - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$94	$60	$—	$—
Realized gain (loss) on investments	1,742	(3,495)	688	(2,420)	149,218	44,857
Change in net unrealized appreciation (depreciation) on investments	4,967	7,118	(209)	821	50,216	260,335
Net Increase (Decrease) in Net Assets Resulting from Operations	6,709	3,623	573	(1,539)	199,434	305,192
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,305	9,751	1,647	597	42,786	31,912
Transfers between variable and fixed accounts, net	9,516	(11,835)	—	—	14,364	139,965
Policy maintenance charges	(1,617)	(1,454)	(1,099)	(1,071)	(34,111)	(33,911)
Policy benefits and terminations	—	—	—	—	(45,746)	—
Policy loans and loan repayments	(148)	—	180	(5,470)	(9,920)	(1,949)
Other	27	(1)	9	227	1,158	817
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	11,083	(3,539)	737	(5,717)	(31,469)	136,834
NET INCREASE (DECREASE) IN NET ASSETS	17,792	84	1,310	(7,256)	167,965	442,026
NET ASSETS
Beginning of Year	18,867	18,783	3,803	11,059	1,163,395	721,369
End of Year	$36,659	$18,867	$5,113	$3,803	$1,331,360	$1,163,395

	T. Rowe Price		VanEck VIP
	Equity Income - II		Global Resources Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$5,834	$6,345	$1,874	$2,904
Realized gain (loss) on investments	31,577	3,317	890	(17,708)
Change in net unrealized appreciation (depreciation) on investments	53,210	(8,738)	69,509	85,300
Net Increase (Decrease) in Net Assets Resulting from Operations	90,621	924	72,273	70,496
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	9,695	10,272	22,813	35,012
Transfers between variable and fixed accounts, net	15,728	676	(5,969)	(8,943)
Policy maintenance charges	(13,878)	(11,997)	(24,973)	(23,826)
Policy benefits and terminations	—	(3,814)	(10,730)	(5,446)
Policy loans and loan repayments	(2,704)	(2,361)	(5,263)	5,209
Other	907	734	967	736
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,748	(6,490)	(23,155)	2,742
NET INCREASE (DECREASE) IN NET ASSETS	100,369	(5,566)	49,118	73,238
NET ASSETS
Beginning of Year	349,597	355,163	395,358	322,120
End of Year	$449,966	$349,597	$444,476	$395,358

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns  for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income Class I
2021	$12.75	30	$380	0.00%	0.00%	(0.39)%
2020	12.80	30	380	0.00%	0.00%	9.58%
12/27/2019 - 12/31/2019	11.68	32	379	0.00%	0.00%	(0.23)%
Diversified Bond Class I
2021	$20.24	15,643	$316,639	0.00%	0.00%	(1.93)%
2020	20.64	11,636	240,163	0.00%	0.00%	10.35%
2019	18.70	12,756	238,577	0.00%	0.00%	13.00%
2018	16.55	9,186	152,046	0.00%	0.00%	(1.36)%
2017	16.78	9,527	159,856	0.00%	0.00%	6.88%
Floating Rate Income Class I
2021	$13.79	8,268	$113,981	0.00%	0.00%	4.62%
2020	13.18	7,695	101,400	0.00%	0.00%	4.71%
2019	12.58	7,719	97,136	0.00%	0.00%	8.11%
2018	11.64	27	315	0.00%	0.00%	(0.03)%
2017	11.64	22	255	0.00%	0.00%	3.76%
High Yield Bond Class I
2021	$33.26	15,717	$522,748	0.00%	0.00%	5.42%
2020	31.55	16,535	521,682	0.00%	0.00%	5.74%
2019	29.84	14,932	445,513	0.00%	0.00%	13.98%
2018	26.18	16,430	430,074	0.00%	0.00%	(3.27)%
2017	27.06	17,282	467,669	0.00%	0.00%	7.75%
Inflation Managed Class I
2021	$30.02	21,364	$641,375	0.00%	0.00%	5.69%
2020	28.40	21,891	621,806	0.00%	0.00%	11.42%
2019	25.49	22,625	576,801	0.00%	0.00%	8.64%
2018	23.47	25,488	598,098	0.00%	0.00%	(2.15)%
2017	23.98	26,905	645,248	0.00%	0.00%	3.68%
Managed Bond Class I
2021	$30.51	51,825	$1,581,008	0.00%	0.00%	(1.13)%
2020	30.86	49,287	1,520,814	0.00%	0.00%	8.34%
2019	28.48	49,616	1,413,100	0.00%	0.00%	8.49%
2018	26.25	54,872	1,440,493	0.00%	0.00%	(0.60)%
2017	26.41	56,897	1,502,711	0.00%	0.00%	4.72%
Short Duration Bond Class I
2021	$14.26	14,943	$213,068	0.00%	0.00%	(0.45)%
2020	14.32	13,107	187,742	0.00%	0.00%	3.73%
2019	13.81	14,629	201,990	0.00%	0.00%	4.22%
2018	13.25	18,661	247,222	0.00%	0.00%	1.14%
2017	13.10	19,455	254,845	0.00%	0.00%	1.26%
Emerging Markets Debt Class I
2021	$12.45	6,814	$84,837	0.00%	0.00%	(6.12)%
2020	13.26	6,706	88,937	0.00%	0.00%	1.75%
2019	13.03	6,651	86,690	0.00%	0.00%	9.52%
2018	11.90	6,844	81,460	0.00%	0.00%	(5.45)%
2017	12.59	6,514	82,001	0.00%	0.00%	13.09%
Dividend Growth Class I
2021	$52.97	11,259	$596,361	0.00%	0.00%	25.80%
2020	42.11	10,839	456,376	0.00%	0.00%	13.44%
2019	37.12	10,562	392,046	0.00%	0.00%	30.64%
2018	28.41	11,099	315,348	0.00%	0.00%	(1.28)%
2017	28.78	12,588	362,308	0.00%	0.00%	19.07%
Equity Index Class I
2021	$47.23	133,207	$6,291,787	0.00%	0.00%	28.37%
2020	36.79	132,196	4,864,108	0.00%	0.00%	18.11%
2019	31.15	130,787	4,074,455	0.00%	0.00%	31.10%
2018	23.76	131,468	3,124,144	0.00%	0.00%	(4.73)%
2017	24.94	140,919	3,514,976	0.00%	0.00%	21.48%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Focused Growth Class I
2021	$107.32	4,671	$501,297	0.00%	0.00%	19.79%
2020	89.59	4,761	426,504	0.00%	0.00%	38.29%
2019	64.78	4,994	323,496	0.00%	0.00%	35.46%
2018	47.82	5,207	249,035	0.00%	0.00%	4.99%
2017	45.55	6,697	305,055	0.00%	0.00%	29.50%
Growth Class I
2021	$39.25	21,767	$854,432	0.00%	0.00%	23.42%
2020	31.80	23,798	756,860	0.00%	0.00%	31.56%
2019	24.17	22,809	551,377	0.00%	0.00%	38.13%
2018	17.50	24,066	421,170	0.00%	0.00%	2.40%
2017	17.09	25,507	435,903	0.00%	0.00%	31.64%
Large-Cap Growth Class I
2021	$45.83	29,886	$1,369,716	0.00%	0.00%	20.27%
2020	38.11	32,636	1,243,660	0.00%	0.00%	38.35%
2019	27.54	35,412	975,425	0.00%	0.00%	32.34%
2018	20.81	39,146	814,735	0.00%	0.00%	1.89%
2017	20.43	43,558	889,754	0.00%	0.00%	33.69%
Large-Cap Value Class I
2021	$42.97	35,624	$1,530,730	0.00%	0.00%	26.12%
2020	34.07	36,650	1,248,686	0.00%	0.00%	5.87%
2019	32.18	35,051	1,127,987	0.00%	0.00%	28.46%
2018	25.05	38,149	955,681	0.00%	0.00%	(9.35)%
2017	27.63	43,053	1,189,754	0.00%	0.00%	13.95%
Main Street Core Class I
2021	$43.37	35,010	$1,518,262	0.00%	0.00%	27.76%
2020	33.94	36,346	1,233,674	0.00%	0.00%	13.94%
2019	29.79	39,650	1,181,234	0.00%	0.00%	32.13%
2018	22.55	41,664	939,396	0.00%	0.00%	(7.74)%
2017	24.44	43,378	1,060,103	0.00%	0.00%	17.08%
Mid-Cap Equity Class I
2021	$75.40	17,758	$1,338,923	0.00%	0.00%	16.40%
2020	64.78	19,809	1,283,144	0.00%	0.00%	27.51%
2019	50.80	19,773	1,004,442	0.00%	0.00%	20.84%
2018	42.04	20,879	877,694	0.00%	0.00%	(9.72)%
2017	46.56	22,161	1,031,843	0.00%	0.00%	24.27%
Mid-Cap Growth Class I
2021	$58.49	18,036	$1,054,905	0.00%	0.00%	16.67%
2020	50.13	18,863	945,606	0.00%	0.00%	50.14%
2019	33.39	20,520	685,170	0.00%	0.00%	38.45%
2018	24.12	21,998	530,545	0.00%	0.00%	0.16%
2017	24.08	22,655	545,481	0.00%	0.00%	27.49%
Mid-Cap Value Class I
2021	$53.54	721	$38,620	0.00%	0.00%	27.03%
2020	42.14	705	29,702	0.00%	0.00%	5.52%
2019	39.94	1,420	56,723	0.00%	0.00%	29.94%
2018	30.74	1,632	50,179	0.00%	0.00%	(14.79)%
2017	36.07	1,984	71,570	0.00%	0.00%	15.46%
Small-Cap Equity Class I
2021	$47.91	4,360	$208,882	0.00%	0.00%	26.46%
2020	37.88	4,897	185,521	0.00%	0.00%	5.42%
2019	35.94	5,558	199,728	0.00%	0.00%	23.96%
2018	28.99	5,672	164,438	0.00%	0.00%	(12.91)%
2017	33.29	5,986	199,264	0.00%	0.00%	8.72%
Small-Cap Growth Class I
2021	$37.94	3,923	$148,840	0.00%	0.00%	1.69%
2020	37.31	4,766	177,821	0.00%	0.00%	55.58%
2019	23.98	6,400	153,481	0.00%	0.00%	31.90%
2018	18.18	6,936	126,115	0.00%	0.00%	5.55%
2017	17.23	7,475	128,759	0.00%	0.00%	30.21%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Small-Cap Index Class I
2021	$55.01	20,490	$1,127,101	0.00%	0.00%	14.24%
2020	48.15	23,020	1,108,451	0.00%	0.00%	19.16%
2019	40.41	22,227	898,203	0.00%	0.00%	24.80%
2018	32.38	23,061	746,748	0.00%	0.00%	(11.55)%
2017	36.61	24,701	904,346	0.00%	0.00%	14.06%
Small-Cap Value Class I
2021	$78.21	9,687	$757,694	0.00%	0.00%	35.61%
2020	57.68	10,425	601,312	0.00%	0.00%	3.44%
2019	55.76	12,768	711,980	0.00%	0.00%	22.58%
2018	45.49	13,655	621,113	0.00%	0.00%	(16.29)%
2017	54.34	14,433	784,305	0.00%	0.00%	8.65%
Value Class I
2021	$31.80	12,002	$381,619	0.00%	0.00%	21.64%
2020	26.14	12,496	326,629	0.00%	0.00%	(6.94)%
2019	28.09	12,567	352,971	0.00%	0.00%	24.72%
2018	22.52	13,567	305,536	0.00%	0.00%	(12.37)%
2017	25.70	14,661	376,788	0.00%	0.00%	17.76%
Value Advantage Class I
2021	$24.41	13,717	$334,879	0.00%	0.00%	28.52%
2020	18.99	13,697	260,168	0.00%	0.00%	(2.78)%
2019	19.54	13,765	268,930	0.00%	0.00%	26.96%
2018	15.39	13,815	212,591	0.00%	0.00%	(9.06)%
2017	16.92	13,859	234,524	0.00%	0.00%	14.32%
Emerging Markets Class I
2021	$71.27	13,289	$947,133	0.00%	0.00%	(8.28)%
2020	77.71	12,890	1,001,662	0.00%	0.00%	17.33%
2019	66.23	13,385	886,563	0.00%	0.00%	25.60%
2018	52.73	13,901	733,021	0.00%	0.00%	(11.99)%
2017	59.92	16,485	987,785	0.00%	0.00%	34.52%
International Large-Cap Class I
2021	$32.26	42,311	$1,364,858	0.00%	0.00%	14.78%
2020	28.10	47,133	1,324,642	0.00%	0.00%	10.74%
2019	25.38	46,681	1,184,713	0.00%	0.00%	28.03%
2018	19.82	49,440	980,029	0.00%	0.00%	(11.81)%
2017	22.48	51,419	1,155,761	0.00%	0.00%	27.51%
International Small-Cap Class I
2021	$19.79	6,309	$124,849	0.00%	0.00%	13.87%
2020	17.38	6,487	112,723	0.00%	0.00%	8.42%
2019	16.03	7,415	118,844	0.00%	0.00%	20.07%
2018	13.35	7,139	95,300	0.00%	0.00%	(22.16)%
2017	17.15	6,577	112,783	0.00%	0.00%	31.92%
International Value Class I
2021	$14.66	48,852	$716,013	0.00%	0.00%	20.36%
2020	12.18	49,557	603,473	0.00%	0.00%	(7.17)%
2019	13.12	47,840	627,550	0.00%	0.00%	16.60%
2018	11.25	46,321	521,121	0.00%	0.00%	(14.96)%
2017	13.23	49,760	658,272	0.00%	0.00%	21.57%
Health Sciences Class I
2021	$110.35	14,617	$1,612,991	0.00%	0.00%	12.38%
2020	98.19	15,186	1,491,098	0.00%	0.00%	18.79%
2019	82.66	15,549	1,285,294	0.00%	0.00%	25.77%
2018	65.72	15,743	1,034,671	0.00%	0.00%	7.90%
2017	60.91	20,010	1,218,896	0.00%	0.00%	23.97%
Real Estate Class I
2021	$90.29	12,417	$1,121,100	0.00%	0.00%	40.32%
2020	64.34	12,520	805,544	0.00%	0.00%	(3.28)%
2019	66.52	12,682	843,624	0.00%	0.00%	31.28%
2018	50.67	13,209	669,292	0.00%	0.00%	(7.45)%
2017	54.75	16,842	922,097	0.00%	0.00%	3.24%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Technology Class I
2021	$33.89	18,169	$615,692	0.00%	0.00%	13.86%
2020	29.76	18,988	565,117	0.00%	0.00%	47.24%
2019	20.21	17,915	362,127	0.00%	0.00%	36.32%
2018	14.83	18,589	275,640	0.00%	0.00%	1.79%
2017	14.57	15,313	223,071	0.00%	0.00%	38.78%
PSF DFA Balanced Allocation Class D
2021	$16.87	1	$10	0.00%	0.00%	12.50%
2020	15.00	1	12	0.00%	0.00%	12.11%
2019	13.38	1	14	0.00%	0.00%	19.75%
2018	11.17	1	16	0.00%	0.00%	(6.19)%
11/06/2017 - 12/31/2017	11.91	2	23	0.00%	0.00%	1.91%
Pacific Dynamix - Conservative Growth Class I
2021	$25.23	368	$9,274	0.00%	0.00%	6.44%
2020	23.70	266	6,311	0.00%	0.00%	12.21%
2019	21.12	233	4,917	0.00%	0.00%	15.47%
2018	18.29	194	3,556	0.00%	0.00%	(3.84)%
2017	19.02	159	3,021	0.00%	0.00%	9.94%
Pacific Dynamix - Moderate Growth Class I
2021	$31.45	14,818	$465,990	0.00%	0.00%	10.62%
2020	28.43	27,924	793,861	0.00%	0.00%	14.58%
2019	24.81	29,123	722,614	0.00%	0.00%	18.94%
2018	20.86	30,350	633,150	0.00%	0.00%	(5.53)%
2017	22.08	31,630	698,450	0.00%	0.00%	13.79%
Pacific Dynamix - Growth Class I
2021	$38.42	26,948	$1,035,282	0.00%	0.00%	14.33%
2020	33.60	29,231	982,185	0.00%	0.00%	15.79%
2019	29.02	26,148	758,794	0.00%	0.00%	22.94%
2018	23.61	25,597	604,216	0.00%	0.00%	(7.28)%
2017	25.46	24,537	624,680	0.00%	0.00%	17.52%
Portfolio Optimization Conservative Class I
2021	$15.85	396	$6,272	0.00%	0.00%	2.20%
2020	15.50	367	5,687	0.00%	0.00%	7.88%
2019	14.37	333	4,788	0.00%	0.00%	12.20%
2018	12.81	1,946	24,926	0.00%	0.00%	(3.38)%
2017	13.26	2,109	27,960	0.00%	0.00%	7.37%
Portfolio Optimization Moderate-Conservative Class I
2021	$18.33	3,827	$70,167	0.00%	0.00%	6.28%
2020	17.25	3,797	65,508	0.00%	0.00%	9.97%
2019	15.69	3,471	54,448	0.00%	0.00%	15.28%
2018	13.61	3,735	50,826	0.00%	0.00%	(4.99)%
2017	14.32	4,823	69,078	0.00%	0.00%	10.79%
Portfolio Optimization Moderate Class I
2021	$20.63	100,676	$2,077,411	0.00%	0.00%	9.18%
2020	18.90	100,232	1,894,336	0.00%	0.00%	11.83%
2019	16.90	100,574	1,699,760	0.00%	0.00%	18.46%
2018	14.27	103,249	1,473,066	0.00%	0.00%	(6.55)%
2017	15.27	83,993	1,282,333	0.00%	0.00%	13.22%
Portfolio Optimization Growth Class I
2021	$23.12	165,533	$3,827,734	0.00%	0.00%	13.12%
2020	20.44	166,943	3,412,703	0.00%	0.00%	12.72%
2019	18.13	173,080	3,138,790	0.00%	0.00%	21.65%
2018	14.91	192,800	2,874,065	0.00%	0.00%	(8.19)%
2017	16.24	201,892	3,278,129	0.00%	0.00%	16.38%
Portfolio Optimization Aggressive-Growth Class I
2021	$24.34	71,411	$1,738,272	0.00%	0.00%	15.68%
2020	21.04	70,145	1,475,965	0.00%	0.00%	12.46%
2019	18.71	64,807	1,212,604	0.00%	0.00%	23.76%
2018	15.12	65,138	984,815	0.00%	0.00%	(9.39)%
2017	16.69	68,566	1,144,094	0.00%	0.00%	18.60%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Invesco V.I. Global Series II
2021	$27.72	5,185	$143,729	0.00%	0.00%	15.17%
2020	24.07	6,468	155,687	0.45%	0.00%	27.34%
2019	18.90	6,696	126,572	0.64%	0.00%	31.45%
2018	14.38	6,962	100,107	0.79%	0.00%	(13.39)%
2017	16.60	7,077	117,502	0.69%	0.00%	36.32%
Invesco V.I. International Growth Series II
2021	$19.29	21,686	$418,367	1.07%	0.00%	5.61%
2020	18.27	21,976	401,456	2.04%	0.00%	13.74%
2019	16.06	22,920	368,116	1.30%	0.00%	28.24%
2018	12.52	22,657	283,756	1.81%	0.00%	(15.20)%
2017	14.77	22,336	329,908	1.46%	0.00%	22.73%
Invesco V.I. Main Street Small Cap Series I (4)
08/24/2021 - 12/31/2021	$16.56	13	$207	1.08%	0.00%	4.78%
American Century VP Mid Cap Value Class II
2021	$30.16	3,506	$105,738	1.09%	0.00%	23.02%
2020	24.51	3,228	79,129	1.73%	0.00%	1.11%
2019	24.25	2,558	62,019	1.91%	0.00%	28.99%
2018	18.80	2,260	42,471	1.33%	0.00%	(12.96)%
2017	21.59	3,986	86,072	1.40%	0.00%	11.47%
American Funds IS Asset Allocation Class 4
2021	$41.77	4,313	$180,151	1.43%	0.00%	14.84%
2020	36.37	3,851	140,072	1.32%	0.00%	12.16%
2019	32.43	6,139	199,091	1.67%	0.00%	20.93%
2018	26.82	7,284	195,355	1.48%	0.00%	(4.83)%
2017	28.18	7,103	200,157	1.42%	0.00%	15.91%
American Funds IS Growth Class 4
2021	$74.43	16,434	$1,223,223	0.06%	0.00%	21.68%
2020	61.17	16,726	1,023,120	0.20%	0.00%	51.71%
2019	40.32	19,252	776,242	0.55%	0.00%	30.44%
2018	30.91	22,020	680,637	0.25%	0.00%	(0.50)%
2017	31.07	24,323	755,628	0.45%	0.00%	27.98%
American Funds IS Growth-Income Class 4
2021	$46.86	9,497	$444,965	0.96%	0.00%	23.80%
2020	37.85	9,684	366,504	1.14%	0.00%	13.25%
2019	33.42	11,823	395,130	1.50%	0.00%	25.85%
2018	26.55	12,648	335,878	1.23%	0.00%	(2.06)%
2017	27.11	13,228	358,633	1.30%	0.00%	22.08%
BlackRock 60/40 Target Allocation ETF V.I. Class I
2021	$16.86	22	$379	See Note (5)	0.00%	11.99%
2020	15.05	25	381	0.00%	0.00%	14.67%
12/27/2019 - 12/31/2019	13.13	29	379	See Note (5)	0.00%	(0.27)%
BlackRock Basic Value V.I. Class III
2021	$30.28	818	$24,778	1.12%	0.00%	21.34%
2020	24.96	789	19,694	2.16%	0.00%	3.13%
2019	24.20	691	16,721	0.71%	0.00%	23.53%
2018	19.59	2,882	56,456	1.12%	0.00%	(8.11)%
2017	21.32	4,575	97,528	1.37%	0.00%	8.01%
BlackRock Global Allocation V.I. Class III
2021	$29.85	14,679	$438,135	0.74%	0.00%	6.42%
2020	28.05	27,620	774,667	1.28%	0.00%	20.71%
2019	23.24	30,168	700,972	1.29%	0.00%	17.76%
2018	19.73	29,411	580,337	0.86%	0.00%	(7.58)%
2017	21.35	29,588	631,706	1.37%	0.00%	13.71%
BNY Mellon VIF Appreciation Service Shares
2021	$31.28	56	$1,759	0.21%	0.00%	26.77%
11/09/2020 - 12/31/2020	24.68	41	1,017	0.41%	0.00%	5.20%
Fidelity VIP Contrafund Service Class 2
2021	$57.31	28,850	$1,653,429	0.03%	0.00%	27.51%
2020	44.95	29,090	1,307,487	0.08%	0.00%	30.23%
2019	34.51	29,889	1,031,520	0.21%	0.00%	31.27%
2018	26.29	31,996	841,182	0.44%	0.00%	(6.64)%
2017	28.16	34,007	957,633	0.79%	0.00%	21.59%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2021	$22.08	191	$4,217	0.86%	0.00%	7.39%
2020	20.56	193	3,975	1.04%	0.00%	13.56%
2019	18.11	197	3,568	1.86%	0.00%	17.97%
2018	15.35	173	2,648	1.27%	0.00%	(5.28)%
2017	16.20	195	3,160	1.71%	0.00%	14.80%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2021	$22.65	2,990	$67,727	0.76%	0.00%	9.26%
2020	20.73	3,874	80,312	1.00%	0.00%	14.72%
2019	18.07	4,395	79,419	1.77%	0.00%	19.88%
2018	15.07	4,791	72,210	1.26%	0.00%	(6.08)%
2017	16.05	5,208	83,576	1.26%	0.00%	16.26%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2021	$24.39	375	$9,148	0.86%	0.00%	10.55%
2020	22.06	332	7,332	0.99%	0.00%	15.68%
2019	19.07	328	6,252	1.87%	0.00%	21.51%
2018	15.69	267	4,194	1.26%	0.00%	(6.78)%
2017	16.83	252	4,236	1.32%	0.00%	17.57%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2021	$24.87	105	$2,622	0.88%	0.00%	12.07%
2020	22.19	636	14,122	1.04%	0.00%	16.64%
2019	19.02	602	11,451	1.99%	0.00%	24.11%
2018	15.33	463	7,092	1.03%	0.00%	(8.05)%
2017	16.67	502	8,367	1.32%	0.00%	20.69%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2021	$27.70	64	$1,770	0.01%	0.00%	15.18%
2020	24.05	51	1,225	0.00%	0.00%	17.96%
2019	20.39	130	2,660	1.72%	0.00%	27.13%
2018	16.04	58	930	0.01%	0.00%	(9.50)%
2017	17.72	5,232	92,728	1.02%	0.00%	23.07%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2021	$28.93	995	$28,794	0.64%	0.00%	17.53%
2020	24.62	1,602	39,437	0.95%	0.00%	18.97%
2019	20.69	1,209	25,021	1.57%	0.00%	28.25%
2018	16.13	1,128	18,198	0.96%	0.00%	(10.13)%
09/22/2017 - 12/31/2017	17.95	1,003	18,009	4.30%	0.00%	5.10%
Fidelity VIP Government Money Market Service Class
2021	$10.45	51,864	$542,121	0.01%	0.00%	0.01%
2020	10.45	46,741	488,519	0.32%	0.00%	0.28%
2019	10.42	77,853	811,410	1.90%	0.00%	1.92%
2018	10.23	66,304	678,043	1.53%	0.00%	1.55%
2017	10.07	73,158	736,702	0.50%	0.00%	0.57%
Fidelity VIP Growth Service Class 2
2021	$65.37	2,393	$156,452	0.00%	0.00%	22.90%
2020	53.19	2,200	117,040	0.02%	0.00%	43.55%
2019	37.05	980	36,297	0.05%	0.00%	33.98%
2018	27.66	1,076	29,763	0.05%	0.00%	(0.43)%
2017	27.78	1,680	46,667	0.08%	0.00%	34.81%
Fidelity VIP Mid Cap Service Class 2
2021	$42.40	19,916	$844,327	0.40%	0.00%	25.31%
2020	33.83	16,564	560,410	0.41%	0.00%	17.87%
2019	28.70	16,503	473,712	0.66%	0.00%	23.17%
2018	23.30	18,114	422,135	0.40%	0.00%	(14.77)%
2017	27.34	18,942	517,940	0.50%	0.00%	20.54%
Fidelity VIP Value Strategies Service Class 2
2021	$36.68	276	$10,108	1.26%	0.00%	33.34%
2020	27.51	451	12,392	0.83%	0.00%	8.02%
2019	25.46	1,173	29,871	1.50%	0.00%	34.10%
2018	18.99	1,444	27,414	0.71%	0.00%	(17.50)%
2017	23.02	2,316	53,300	1.23%	0.00%	19.08%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Templeton Foreign VIP Class 2
2021	$13.74	17,234	$236,811	1.85%	0.00%	4.16%
2020	13.19	16,538	218,182	3.38%	0.00%	(1.16)%
2019	13.35	16,621	221,839	1.71%	0.00%	12.53%
2018	11.86	16,959	201,148	2.81%	0.00%	(15.44)%
2017	14.03	19,066	267,434	3.07%	0.00%	16.69%
Templeton Global Bond VIP Class 2
2021	$11.65	2,104	$24,506	0.00%	0.00%	(4.99)%
2020	12.26	12,785	156,720	8.39%	0.00%	(5.28)%
2019	12.94	10,511	136,024	7.15%	0.00%	2.01%
2018	12.69	10,117	128,338	0.00%	0.00%	1.94%
2017	12.44	11,983	149,127	0.00%	0.00%	1.93%
Janus Henderson Enterprise Service Shares
2021	$53.00	3,279	$173,785	0.24%	0.00%	16.54%
2020	45.48	3,603	163,842	0.00%	0.00%	19.18%
2019	38.16	3,238	123,569	0.05%	0.00%	35.16%
2018	28.23	4,010	113,207	0.11%	0.00%	(0.66)%
2017	28.42	4,687	133,211	0.14%	0.00%	27.09%
Janus Henderson Overseas Service Shares
2021	$15.49	11,453	$177,366	1.04%	0.00%	13.29%
2020	13.67	11,257	153,877	1.23%	0.00%	16.02%
2019	11.78	11,432	134,695	1.84%	0.00%	26.71%
2018	9.30	13,152	122,299	1.67%	0.00%	(15.14)%
2017	10.96	15,352	168,213	1.60%	0.00%	30.80%
Lazard Retirement Global Dynamic Multi-Asset Service Shares
2021	$15.67	8	$120	2.95%	0.00%	11.94%
2020	14.00	6	82	0.66%	0.00%	0.81%
2019	13.89	5	69	0.00%	0.00%	17.79%
2018	11.79	514	6,055	See Note (6)	0.00%	(6.57)%
02/06/2017 - 12/31/2017	12.62	1	19	0.00%	0.00%	17.45%
ClearBridge Variable Aggressive Growth - Class II
2021	$35.10	7,954	$279,222	0.17%	0.00%	10.04%
2020	31.90	8,469	270,162	0.60%	0.00%	17.73%
2019	27.10	8,578	232,440	0.76%	0.00%	24.75%
2018	21.72	8,655	188,006	0.32%	0.00%	(8.57)%
2017	23.76	11,120	264,180	0.27%	0.00%	15.99%
ClearBridge Variable Mid Cap - Class II
2021	$37.32	635	$23,717	0.03%	0.00%	28.39%
2020	29.07	610	17,737	0.04%	0.00%	15.10%
2019	25.26	505	12,742	0.39%	0.00%	32.65%
2018	19.04	416	7,918	0.12%	0.00%	(12.80)%
2017	21.83	339	7,405	0.21%	0.00%	12.55%
Western Asset Variable Global High Yield Bond - Class II
2021(7)
01/01/2020 - 05/28/2020 (7)	$11.93	—	$—	0.00%	0.00%	(4.04)%
2019	12.43	446	5,538	5.25%	0.00%	14.01%
05/14/2018 - 12/31/2018	10.90	371	4,048	7.56%	0.00%	(2.08)%
Lord Abbett Bond Debenture Class VC
2021	$14.71	1,193	$17,538	1.26%	0.00%	3.28%
2020	14.24	3,673	52,294	3.44%	0.00%	7.30%
2019	13.27	4,599	61,029	3.96%	0.00%	13.35%
2018	11.71	4,728	55,350	3.94%	0.00%	(4.02)%
2017	12.20	5,432	66,250	4.18%	0.00%	9.21%
Lord Abbett Developing Growth Class VC
2021	$43.51	8,792	$382,527	0.00%	0.00%	(2.75)%
2020	44.74	8,618	385,523	0.00%	0.00%	72.60%
2019	25.92	7,285	188,812	0.00%	0.00%	31.77%
2018	19.67	7,370	144,977	0.00%	0.00%	4.88%
2017	18.75	3,342	62,672	0.00%	0.00%	29.92%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Fundamental Equity Class VC
2021	$29.80	341	$10,166	0.85%	0.00%	27.31%
2020	23.41	418	9,784	1.12%	0.00%	1.77%
2019	23.00	642	14,771	1.35%	0.00%	21.51%
2018	18.93	598	11,312	1.58%	0.00%	(8.16)%
2017	20.61	563	11,605	1.11%	0.00%	12.57%
Lord Abbett Total Return Class VC
2021	$12.76	6,133	$78,282	1.32%	0.00%	(0.24)%
2020	12.79	13,454	172,142	2.53%	0.00%	7.43%
2019	11.91	9,622	114,601	2.58%	0.00%	8.41%
2018	10.99	9,566	105,096	3.33%	0.00%	(1.03)%
2017	11.10	9,087	100,872	2.81%	0.00%	3.86%
M Capital Appreciation
2021	$65.05	1,631	$106,117	0.00%	0.00%	17.74%
2020	55.25	1,715	94,764	0.00%	0.00%	17.73%
2019	46.93	1,875	87,982	0.34%	0.00%	28.85%
2018	36.42	1,731	63,044	0.31%	0.00%	(14.15)%
2017	42.42	1,661	70,477	0.00%	0.00%	19.02%
M International Equity (4)
01/13/2021 - 12/31/2021	$14.75	14,191	$209,273	3.75%	0.00%	7.50%
M Large Cap Growth
2021	$77.85	174	$13,560	0.00%	0.00%	21.49%
2020	64.08	582	37,290	0.00%	0.00%	28.89%
2019	49.71	641	31,848	0.00%	0.00%	36.09%
2018	36.53	601	21,958	0.00%	0.00%	(4.95)%
2017	38.43	497	19,102	0.00%	0.00%	38.97%
M Large Cap Value
2021	$36.86	106	$3,915	1.56%	0.00%	30.01%
2020	28.35	177	5,006	1.69%	0.00%	(3.16)%
2019	29.28	282	8,249	1.77%	0.00%	21.52%
2018	24.09	288	6,949	1.44%	0.00%	(12.07)%
2017	27.40	296	8,099	0.84%	0.00%	14.99%
MFS New Discovery Series - Service Class
2021	$49.82	3,333	$166,018	0.00%	0.00%	1.57%
2020	49.05	2,996	146,916	0.00%	0.00%	45.58%
2019	33.69	2,916	98,232	0.00%	0.00%	41.27%
2018	23.85	4,078	97,254	0.00%	0.00%	(1.72)%
2017	24.26	2,590	62,829	0.00%	0.00%	26.33%
MFS Utilities Series - Service Class
2021	$27.96	3,999	$111,814	1.52%	0.00%	13.82%
2020	24.57	5,211	128,017	2.31%	0.00%	5.62%
2019	23.26	7,769	180,685	3.80%	0.00%	24.80%
2018	18.64	7,884	146,935	0.50%	0.00%	0.81%
2017	18.49	19,183	354,627	4.18%	0.00%	14.49%
MFS Value Series - Service Class
2021	$19.47	1,673	$32,565	1.24%	0.00%	25.16%
2020	15.56	1,344	20,901	0.75%	0.00%	3.22%
2019	15.07	2,614	39,391	1.94%	0.00%	29.51%
2018	11.64	2,313	26,913	1.33%	0.00%	(10.36)%
2017	12.98	1,962	25,462	1.77%	0.00%	17.35%
Neuberger Berman Sustainable Equity Class I
2021	$30.24	213	$6,428	0.36%	0.00%	23.48%
12/28/2020 - 12/31/2020	24.49	7	171	0.00%	0.00%	0.79%
PIMCO Global Managed Asset Allocation - Advisor Class
2021	$16.43	7,405	$121,656	2.32%	0.00%	12.60%
2020	14.59	7,633	111,361	7.83%	0.00%	16.71%
2019	12.50	7,775	97,197	2.08%	0.00%	16.96%
2018	10.69	7,944	84,905	1.60%	0.00%	(5.61)%
2017	11.32	8,118	91,923	2.14%	0.00%	13.99%
PIMCO Income - Administrative Class
2021	$11.92	315	$3,753	2.89%	0.00%	2.00%
2020	11.68	252	2,939	4.60%	0.00%	6.52%
07/25/2019 - 12/31/2019	10.97	222	2,433	3.47%	0.00%	1.90%

See Notes to Financial Statements	See explanation of references on page SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Royce Micro-Cap Service Class
2021	$24.03	1,525	$36,659	0.00%	0.00%	29.52%
2020	18.56	1,017	18,867	0.00%	0.00%	23.55%
2019	15.02	1,251	18,783	0.00%	0.00%	19.24%
2018	12.60	1,044	13,145	0.00%	0.00%	(9.29)%
2017	13.88	78	1,082	0.79%	0.00%	5.02%
State Street Total Return V.I.S. Class 3
2021	$21.71	235	$5,113	1.91%	0.00%	13.20%
2020	19.18	198	3,803	1.15%	0.00%	6.14%
2019	18.07	612	11,059	2.15%	0.00%	15.57%
2018	15.64	582	9,100	1.97%	0.00%	(6.61)%
2017	16.74	555	9,292	1.81%	0.00%	15.26%
T. Rowe Price Blue Chip Growth - II
2021	$66.00	20,173	$1,331,360	0.00%	0.00%	17.33%
2020	56.25	20,683	1,163,395	0.00%	0.00%	33.92%
2019	42.00	17,174	721,369	0.00%	0.00%	29.58%
2018	32.42	17,911	580,607	0.00%	0.00%	1.65%
2017	31.89	18,346	585,035	0.00%	0.00%	35.83%
T. Rowe Price Equity Income - II
2021	$32.82	13,712	$449,966	1.39%	0.00%	25.22%
2020	26.21	13,340	349,597	2.10%	0.00%	0.96%
2019	25.96	13,682	355,163	2.02%	0.00%	26.04%
2018	20.60	15,705	323,455	1.71%	0.00%	(9.69)%
2017	22.81	19,744	450,265	1.55%	0.00%	15.73%
VanEck VIP Global Resources Initial Class
2021	$19.83	22,416	$444,476	0.43%	0.00%	18.92%
2020	16.67	23,711	395,358	0.96%	0.00%	19.11%
2019	14.00	23,011	322,120	0.00%	0.00%	11.87%
2018	12.51	22,468	281,143	0.00%	0.00%	(28.28)%
2017	17.45	24,411	425,888	0.00%	0.00%	(1.70)%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios, divided by the average daily net assets (See Note 3 in Notes to Financial Statements). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees or expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2021 (See Note 1 in Notes to Financial Statements).

(5)         The annualized investment income ratios for the BlackRock 60/40 Target Allocation ETF V.I. Class I Variable Account were 348.20% in December 2019 and 35.86% in December 2021. The high investment income ratios were due to large purchases received shortly before the annual investment income distribution.

(6)         The annualized investment income ratio for the Lazard Retirement Global Dynamic Multi-Asset Service Shares Variable Account was 26.88%. The high investment income ratio was due to a large purchase received shortly before the annual investment income distribution in December 2018.

(7)         There has been no activity in the Western Asset Variable Global High Yield Bond - Class II Variable Account since May 28, 2020.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

    The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life & Annuity Company (“PL&A”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2021, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., BNY Mellon Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of December 31, 2021 are not presented in this annual report.

    Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

    The Invesco V.I. Global Series II and VanEck VIP Global Resources Initial Class Variable Accounts and Portfolios were formerly named Invesco Oppenheimer V.I. Global Series II and VanEck VIP Global Hard Assets Initial Class Variable Accounts and Portfolios, respectively.

    The Invesco V.I. Main Street Small Cap Series I and M International Equity Variable Accounts commenced or resumed operations on August 24, 2021 and January 13, 2021, respectively.

    On April 30, 2020, the Inflation Strategy Class I and Currency Strategies Class I Variable Accounts were liquidated.  Any units that remained in each of these two Variable Accounts after the close of business on the liquidation dates were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business of the liquidation dates. Because these two Variable Accounts were liquidated prior to December 31, 2020, no other information for these Variable Accounts are included in this annual report.

    Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of PL&A.

    The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

     A. Valuation of Investments

    Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

    B. Security Transactions and Income

    Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

    C. Federal Income Taxes

    The operations of the Separate Account are included within the total operations of PL&A, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

    All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

    Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2021.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

    PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated, resulting in PL&A paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

   In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

    With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

    PL&A is a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”). The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the notes to financial statements of PSF, which are provided separately. For the year or period ended December 31, 2021, PLFA received net advisory fees from the Portfolios of PSF at effective annual rates ranging from 0.05% to 0.90%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

    PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

    The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

    The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2021, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

7. CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year or period ended December 31, 2021 and 2020 were as follows:

	2021			2020
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income Class I	30	(30)	—	85	(87)	(2)
Diversified Bond Class I	5,393	(1,386)	4,007	2,949	(4,069)	(1,120)
Floating Rate Income Class I	863	(290)	573	304	(328)	(24)
High Yield Bond Class I	1,537	(2,355)	(818)	2,524	(921)	1,603
Inflation Managed Class I	3,398	(3,925)	(527)	2,901	(3,635)	(734)
Managed Bond Class I	6,032	(3,494)	2,538	5,906	(6,235)	(329)
Short Duration Bond Class I	10,988	(9,152)	1,836	3,112	(4,634)	(1,522)
Emerging Markets Debt Class I	306	(198)	108	284	(229)	55
Dividend Growth Class I	976	(556)	420	1,566	(1,289)	277
Equity Index Class I	8,278	(7,267)	1,011	9,749	(8,340)	1,409
Focused Growth Class I	126	(216)	(90)	223	(456)	(233)
Growth Class I	721	(2,752)	(2,031)	3,386	(2,397)	989
Large-Cap Growth Class I	1,519	(4,269)	(2,750)	2,015	(4,791)	(2,776)
Large-Cap Value Class I	2,375	(3,401)	(1,026)	5,058	(3,459)	1,599
Main Street Core Class I	1,184	(2,520)	(1,336)	1,595	(4,899)	(3,304)
Mid-Cap Equity Class I	1,067	(3,118)	(2,051)	2,599	(2,563)	36
Mid-Cap Growth Class I	1,198	(2,025)	(827)	1,377	(3,034)	(1,657)
Mid-Cap Value Class I	267	(251)	16	120	(835)	(715)
Small-Cap Equity Class I	705	(1,242)	(537)	1,020	(1,681)	(661)
Small-Cap Growth Class I	—	(843)	(843)	16	(1,650)	(1,634)
Small-Cap Index Class I	1,292	(3,822)	(2,530)	2,947	(2,154)	793
Small-Cap Value Class I	517	(1,255)	(738)	1,421	(3,764)	(2,343)
Value Class I	762	(1,256)	(494)	1,659	(1,730)	(71)
Value Advantage Class I	222	(202)	20	44	(112)	(68)
Emerging Markets Class I	1,623	(1,224)	399	1,308	(1,803)	(495)
International Large-Cap Class I	3,640	(8,462)	(4,822)	4,737	(4,285)	452
International Small-Cap Class I	826	(1,004)	(178)	700	(1,628)	(928)
International Value Class I	5,241	(5,946)	(705)	10,324	(8,607)	1,717
Health Sciences Class I	1,025	(1,594)	(569)	893	(1,256)	(363)
Real Estate Class I	1,505	(1,608)	(103)	1,911	(2,073)	(162)
Technology Class I	4,055	(4,874)	(819)	6,230	(5,157)	1,073
PSF DFA Balanced Allocation Class D	—	—	—	—	—	—
Pacific Dynamix - Conservative Growth Class I	130	(28)	102	67	(34)	33
Pacific Dynamix - Moderate Growth Class I	66	(13,172)	(13,106)	258	(1,457)	(1,199)
Pacific Dynamix - Growth Class I	1,081	(3,364)	(2,283)	6,159	(3,076)	3,083
Portfolio Optimization Conservative Class I	32	(3)	29	34	—	34
Portfolio Optimization Moderate-Conservative Class I	475	(445)	30	800	(474)	326
Portfolio Optimization Moderate Class I	6,284	(5,840)	444	7,280	(7,622)	(342)
Portfolio Optimization Growth Class I	5,614	(7,024)	(1,410)	7,050	(13,187)	(6,137)
Portfolio Optimization Aggressive-Growth Class I	5,121	(3,855)	1,266	7,870	(2,532)	5,338
Invesco V.I. Global Series II	114	(1,397)	(1,283)	174	(402)	(228)
Invesco V.I. International Growth Series II	255	(545)	(290)	2,870	(3,814)	(944)
Invesco V.I. Main Street Small Cap Series I	17	(4)	13
American Century VP Mid Cap Value Class II	910	(632)	278	889	(219)	670
American Funds IS Asset Allocation Class 4	600	(138)	462	569	(2,857)	(2,288)
American Funds IS Growth Class 4	815	(1,107)	(292)	946	(3,472)	(2,526)
American Funds IS Growth-Income Class 4	447	(634)	(187)	894	(3,033)	(2,139)
BlackRock 60/40 Target Allocation ETF V.I. Class I	22	(25)	(3)	25	(29)	(4)
BlackRock Basic Value V.I. Class III	180	(151)	29	283	(185)	98
BlackRock Global Allocation V.I. Class III	1,008	(13,949)	(12,941)	3,107	(5,655)	(2,548)
BNY Mellon VIF Appreciation Service Shares	174	(159)	15	42	(1)	41
Fidelity VIP Contrafund Service Class 2	1,009	(1,249)	(240)	676	(1,475)	(799)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	25	(27)	(2)	27	(31)	(4)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	352	(1,236)	(884)	528	(1,049)	(521)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2021			2020
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	149	(106)	43	89	(85)	4
Fidelity VIP Freedom 2030 Portfolio Service Class 2	205	(736)	(531)	183	(149)	34
Fidelity VIP Freedom 2035 Portfolio Service Class 2	108	(95)	13	62	(141)	(79)
Fidelity VIP Freedom 2045 Portfolio Service Class 2	253	(860)	(607)	490	(97)	393
Fidelity VIP Government Money Market Service Class	18,588	(13,465)	5,123	52,463	(83,575)	(31,112)
Fidelity VIP Growth Service Class 2	699	(506)	193	1,367	(147)	1,220
Fidelity VIP Mid Cap Service Class 2	5,171	(1,819)	3,352	940	(879)	61
Fidelity VIP Value Strategies Service Class 2	54	(229)	(175)	95	(817)	(722)
Templeton Foreign VIP Class 2	884	(188)	696	104	(187)	(83)
Templeton Global Bond VIP Class 2	2,214	(12,895)	(10,681)	3,600	(1,326)	2,274
Janus Henderson Enterprise Service Shares	101	(425)	(324)	655	(290)	365
Janus Henderson Overseas Service Shares	691	(495)	196	409	(584)	(175)
Lazard Retirement Global Dynamic Multi-Asset Service Shares	4	(2)	2	3	(2)	1
ClearBridge Variable Aggressive Growth - Class II	327	(842)	(515)	520	(629)	(109)
ClearBridge Variable Mid Cap - Class II	119	(94)	25	173	(68)	105
Western Asset Variable Global High Yield Bond - Class II				245	(691)	(446)
Lord Abbett Bond Debenture Class VC	158	(2,638)	(2,480)	139	(1,065)	(926)
Lord Abbett Developing Growth Class VC	889	(715)	174	1,635	(302)	1,333
Lord Abbett Fundamental Equity Class VC	27	(104)	(77)	72	(296)	(224)
Lord Abbett Total Return Class VC	2,239	(9,560)	(7,321)	5,001	(1,169)	3,832
M Capital Appreciation	167	(251)	(84)	168	(328)	(160)
M International Equity	14,316	(125)	14,191
M Large Cap Growth	7	(415)	(408)	63	(122)	(59)
M Large Cap Value	—	(71)	(71)	—	(105)	(105)
MFS New Discovery Series - Service Class	639	(302)	337	215	(135)	80
MFS Utilities Series - Service Class	536	(1,748)	(1,212)	780	(3,338)	(2,558)
MFS Value Series - Service Class	715	(386)	329	397	(1,667)	(1,270)
Neuberger Berman Sustainable Equity Class I	274	(68)	206	7	—	7
PIMCO Global Managed Asset Allocation - Advisor Class	88	(316)	(228)	99	(241)	(142)
PIMCO Income - Administrative Class	93	(30)	63	61	(31)	30
Royce Micro-Cap Service Class	588	(80)	508	816	(1,050)	(234)
State Street Total Return V.I.S. Class 3	90	(53)	37	34	(448)	(414)
T. Rowe Price Blue Chip Growth - II	1,268	(1,778)	(510)	5,475	(1,966)	3,509
T. Rowe Price Equity Income - II	1,179	(807)	372	551	(893)	(342)
VanEck VIP Global Resources Initial Class	2,123	(3,418)	(1,295)	5,103	(4,403)	700

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life & Annuity Company (the “Separate Account”) comprising the variable accounts listed in Appendix A, including the schedules of investments as of December 31, 2021, the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life & Annuity Company as of December 31, 2021, the results of their operations, changes in their net assets, and financial highlights for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2021, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 24, 2022

We have served as the auditor of Pacific Select Exec Separate Account of Pacific Life & Annuity Company since 2000.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Core Income Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
Diversified Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Floating Rate Income Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
High Yield Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Inflation Managed Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Managed Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Short Duration Bond Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Emerging Markets Debt Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Dividend Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Equity Index Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Focused Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Large-Cap Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Large-Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Main Street® Core Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Mid-Cap Equity Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Mid-Cap Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Mid-Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Equity Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Index Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Small-Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Value Advantage Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Emerging Markets Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
International Large-Cap Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
International Small-Cap Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
International Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Health Sciences Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Real Estate Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Technology Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
PSF DFA Balanced Allocation Class D	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020, 2019, 2018 and the period from November 6, 2017 (commencement of operations) through December 31, 2017
Pacific Dynamix - Conservative Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Pacific Dynamix - Moderate Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Pacific Dynamix - Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Conservative Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Moderate-Conservative Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Moderate Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Portfolio Optimization Aggressive-Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Invesco® V.I. Global Series II (formerly Invesco Oppenheimer V.I. Global Series II)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Invesco® V.I. International Growth Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Invesco® V.I. Main Street Small Cap Series I	For the period August 24, 2021 (commencement of operations) through December 31, 2021
American Century VP Mid Cap Value Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS Asset Allocation Class 4	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS Growth Class 4	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
American Funds IS Growth-Income Class 4	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
BlackRock® 60/40 Target Allocation ETF V.I. Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from December 27, 2019 (commencement of operations) through December 31, 2019
BlackRock® Basic Value V.I. Class III	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
BlackRock® Global Allocation V.I. Class III	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
BNY Mellon VIF Appreciation Service Shares	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from November 9, 2020 (commencement of operations) through December 31, 2020
Fidelity® VIP Contrafund® Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020, 2019, 2018 and the period from September 22, 2017 (commencement of operations) through December 31, 2017
Fidelity® VIP Government Money Market Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Growth Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Mid Cap Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Fidelity® VIP Value Strategies Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Templeton Foreign VIP Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Templeton Global Bond VIP Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Janus Henderson Enterprise Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Janus Henderson Overseas Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lazard Retirement Global Dynamic Multi-Asset Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020, 2019, 2018 and the period from February 6, 2017 (commencement of operations) through December 31, 2017
ClearBridge Variable Aggressive Growth - Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
ClearBridge Variable Mid Cap - Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

APPENDIX A (Continued)

Variable Account comprising the Separate Account	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Western Asset Variable Global High Yield Bond - Class II	Not applicable	For the period January 1, 2020 through May 28, 2020	For the period January 1, 2020 through May 28, 2020, the year ended December 31, 2019 and the period from May 14, 2018 (commencement of operations) through December 31, 2018
Lord Abbett Bond Debenture Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Developing Growth Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Fundamental Equity Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Lord Abbett Total Return Class VC	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M Capital Appreciation	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M International Equity	For the period January 13, 2021 (commencement of operations) through December 31, 2021
M Large Cap Growth	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
M Large Cap Value	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® New Discovery Series - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® Utilities Series - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
MFS® Value Series - Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
Neuberger Berman Sustainable Equity Class I	For the year ended December 31, 2021	For the year ended December 31, 2021 and the period from December 28, 2020 (commencement of operations) through December 31, 2020
PIMCO Global Managed Asset Allocation - Advisor Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
PIMCO Income - Administrative Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For the years ended December 31, 2021, 2020 and the period from July 25, 2019 (commencement of operations) through December 31, 2019
Royce Micro-Cap Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
State Street Total Return V.I.S. Class 3	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
T. Rowe Price Blue Chip Growth - II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
T. Rowe Price Equity Income - II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021
VanEck VIP Global Resources Initial Class (formerly VanEck VIP Global Hard Assets Initial Class)	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021	For each of the five years in the period ended December 31, 2021

PACIFIC LIFE & ANNUITY COMPANY

Financial Statements - Statutory Basis

as of December 31, 2021 and 2020 and

for the years ended December 31, 2021, 2020 and 2019,

Supplemental Schedule of Selected Financial Data

as of and for the year ended December 31, 2021,

Supplemental Summary Investment Schedule,

Supplemental Schedule of Investment Risk Interrogatories,

and Supplemental Schedule of Reinsurance Disclosures

as of December 31, 2021

and Independent Auditor’s Report

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INDEPENDENT AUDITORS’ REPORT

Pacific Life & Annuity Company:

Opinions

We have audited the statutory-basis financial statements of Pacific Life & Annuity Company (the “Company”), which comprise the statements of admitted assets, liabilities, and capital and surplus - statutory basis as of December 31, 2021 and 2020, and the related statements of operations - statutory basis, capital and surplus - statutory basis, and cash flows - statutory basis for each of the three years in the period ended December 31, 2021, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions as described in Note 1.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2021.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company, and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions,

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which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Arizona Department of Insurance and Financial Institutions. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•                                         Exercise professional judgment and maintain professional skepticism throughout the audit.

•                                         Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

•                                         Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•                                         Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

•                                         Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control–related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2021 audit was conducted for the purpose of forming an opinion on the 2021 statutory-basis financial statements as a whole. The supplemental schedule of selected financial data, the supplemental summary investment schedule, the supplemental schedule of investment risk interrogatories, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2021 are presented for purposes of additional analysis and are not a required part of the 2021 statutory-basis

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financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2021 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2021 statutory-basis financial statements as a whole.

April 1, 2022

PLA-4

Pacific Life & Annuity Company

S T A T E M E N T S   O F   A D M I T T E D   A S S E T S,

L I A B I L I T I E S   A N D   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

	December 31,
(In Thousands, except share data)	2021	2020
ADMITTED ASSETS
Bonds	$4,533,525	$4,362,159
Preferred stocks		1,820
Common stocks	3,647	4,639
Mortgage loans	377,880	385,611
Cash and cash equivalents	74,065	134,568
Contract loans	9,747	8,146
Derivatives	16,169	25,071
Other invested assets	33,606	28,908
Investment income due and accrued	51,393	50,109
Net deferred tax asset	15,664	14,308
Other assets	8,891	4,060
Separate account assets	3,490,561	3,199,084

TOTAL ADMITTED ASSETS	$8,615,148	$8,218,483

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
Aggregate reserves	$3,731,027	$3,602,533
Liability for deposit-type contracts	860,645	861,988
Transfers to separate accounts due or accrued, net	(55,187)	(49,235)
Other liabilities	48,417	44,665
Asset valuation reserve	2,808	4,678
Separate account liabilities	3,490,561	3,199,084
TOTAL LIABILITIES	8,078,271	7,663,713
Capital and Surplus:
Common stock - $1 par value; 5 million shares authorized; 2.9 million shares issued and outstanding	2,900	2,900
Paid-in surplus	134,607	134,607
Unassigned surplus	399,370	417,263
TOTAL CAPITAL AND SURPLUS	536,877	554,770

TOTAL LIABILITIES AND CAPITAL AND SURPLUS	$8,615,148	$8,218,483

See Notes to Financial Statements - Statutory Basis

PLA-5

Pacific Life & Annuity Company

S T A T E M E N T S   O F   O P E R A T I O N S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Thousands)	2021	2020	2019
REVENUES
Premiums and annuity considerations	$583,009	$452,814	$566,495
Net investment income	224,787	241,295	216,776
Separate account fees	65,872	57,913	57,177
Other income	5,979	8,564	9,566
TOTAL REVENUES	879,647	760,586	850,014

BENEFITS AND EXPENSES
Current and future policy benefits	755,840	621,018	734,668
Commission expense	36,397	33,684	37,821
Operating expenses	21,505	29,345	20,817
TOTAL BENEFITS AND EXPENSES	813,742	684,047	793,306

NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES	65,905	76,539	56,708
Federal income tax expense	6,223	9,399	13,607

NET GAIN FROM OPERATIONS	59,682	67,140	43,101
Net realized capital losses less tax	(27,552)	(59,775)	(10,333)

NET INCOME	$32,130	$7,365	$32,768

See Notes to Financial Statements - Statutory Basis

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Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A P I T A L   A N D   S U R P L U S - S T A T U T O R Y   B A S I S

(In Thousands)	Common Stock	Paid-in Surplus	Unassigned Surplus	Total
BALANCES, JANUARY 1, 2019	$2,900	$134,607	$412,902	$550,409
Net income			32,768	32,768
Change in net unrealized capital losses less tax			(5,333)	(5,333)
Change in net deferred income tax			4,854	4,854
Change in nonadmitted assets			(4,179)	(4,179)
Change in asset valuation reserve			8,137	8,137
Dividend paid to parent			(41,000)	(41,000)
Other surplus transactions, net			(76)	(76)
BALANCES, DECEMBER 31, 2019	2,900	134,607	408,073	545,580
Net income			7,365	7,365
Change in net unrealized capital gains less tax			9,913	9,913
Change in net deferred income tax			3,223	3,223
Change in nonadmitted assets			1,360	1,360
Change in reserve on account of change in valuation basis			13,565	13,565
Change in asset valuation reserve			13,954	13,954
Dividend paid to parent			(40,000)	(40,000)
Other surplus transactions, net			(190)	(190)
BALANCES, DECEMBER 31, 2020	2,900	134,607	417,263	554,770
Net income			32,130	32,130
Change in net unrealized capital losses less tax			(11,356)	(11,356)
Change in net deferred income tax			3,523	3,523
Change in nonadmitted assets			(2,209)	(2,209)
Change in asset valuation reserve			1,870	1,870
Dividend paid to parent			(41,700)	(41,700)
Other surplus transactions, net			(151)	(151)

BALANCES, DECEMBER 31, 2021	$2,900	$134,607	$399,370	$536,877

See Notes to Financial Statements - Statutory Basis

PLA-7

Pacific Life & Annuity Company

S T A T E M E N T S   O F   C A S H   F L O W S - S T A T U T O R Y   B A S I S

	Years Ended December 31,
(In Thousands)	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES
Premiums collected, net of reinsurance	$583,076	$452,806	$566,439
Net investment income	224,183	237,736	214,037
Other income	71,832	66,481	66,752
Benefits and loss related payments	(648,079)	(504,585)	(555,289)
Net transfers from separate accounts	49,459	38,199	148,570
Commissions, expenses paid and other deductions	(58,044)	(53,155)	(58,994)
Federal income taxes paid	(8,696)	(7,389)	(14,405)
NET CASH PROVIDED BY OPERATING ACTIVITIES	213,731	230,093	367,110

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
Bonds	297,035	268,294	299,708
Stocks	4,087		23
Mortgage loans	37,958	22,365	57,477
Other invested assets	958	988	2,316
Miscellaneous proceeds	4,883	19,017	1,858
Cost of investments acquired
Bonds	(490,787)	(381,424)	(644,568)
Stocks	(1,276)
Mortgage loans	(29,963)		(29,963)
Other invested assets		(151)
Miscellaneous applications	(39,561)	(81,483)	(21,912)
Net (increase) decrease in contract loans	(1,597)	134	(105)
NET CASH USED IN INVESTING ACTIVITIES	(218,263)	(152,260)	(335,166)

CASH FLOWS FROM FINANCING AND MISCELLANEOUS ACTIVITIES
Net deposits (withdrawals) on deposit-type contracts	(35,135)	11,931	35,636
Dividend paid to parent	(21,694)	(40,000)	(41,000)
Other cash provided (applied)	858	(1,968)	1,858
NET CASH USED IN FINANCING AND MISCELLANEOUS ACTIVITIES	(55,971)	(30,037)	(3,506)

Net change in cash and cash equivalents	(60,503)	47,796	28,438
Cash and cash equivalents, beginning of year	134,568	86,772	58,334

CASH AND CASH EQUIVALENTS, END OF YEAR	$74,065	$134,568	$86,772

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION FOR NON-CASH TRANSACTIONS
Bonds disposed and acquired	$36,708	$80,985	$122,094
Bond dividend paid to parent	20,006

See Notes to Financial Statements - Statutory Basis

PLA-8

Pacific Life & Annuity Company

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S - S T A T U T O R Y   B A S I S

1.                         NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF OPERATIONS

Pacific Life & Annuity Company (PL&A or the Company) is a stock life insurance company domiciled in the State of Arizona and a wholly owned subsidiary of Pacific Life Insurance Company (Pacific Life).  The Company markets and distributes life insurance and annuities.  The Company is licensed to sell certain of its products in the state of New York.

The top geographic locations in the United States for statutory premiums and annuity considerations, and deposits were New York and Colorado representing 75% and 16%, respectively, of total statutory premiums and annuity considerations, and deposits for the year ended December 31, 2021.  No other jurisdiction accounted for more than 5% of the total.

BASIS OF PRESENTATION

The Company prepares its financial statements - statutory basis in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance and Financial Institutions (AZ DIFI), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (U.S. GAAP).  The AZ DIFI has adopted the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP), subject to any deviations prescribed or permitted by the AZ DIFI, of which there were none.

NAIC SAP differs in certain respects, which in some cases are material, from U.S. GAAP (Note 2).

The transactions with related parties may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as a stand-alone entity.

Certain reclassifications have been made to the 2020 and 2019 financial statements - statutory basis to conform to the 2021 financial statement - statutory basis presentation.

The Company has evaluated events subsequent to December 31, 2021 through the date the financial statements - statutory basis were available to be issued and has concluded that no events have occurred that required adjustments.

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Economic and capital market uncertainties have arisen as a result of the spread of COVID-19. The impact of COVID-19 on the Company is constantly evolving and its future effects are uncertain and cannot be reasonably estimated as of the date of this filing.  Interest rates, credit spreads and equity market levels have had the most significant effect on the Company’s financial statements. COVID-19 related claims have not been material through December 31, 2021. The Company continues to actively monitor direct and indirect impacts of the pandemic on its financial statements, especially in relation to claims and the investments portfolio.

USE OF ESTIMATES

The preparation of financial statements - statutory basis in conformity with accounting practices prescribed or permitted by regulatory authorities requires management to make estimates and assumptions that affect the reported amounts of admitted assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES, CORRECTIONS OF ERRORS AND RECLASSIFICATIONS

Effective January 1, 2021, the Company adopted revisions to Statement of Statutory Accounting Principles (SSAP) No. 86, Derivatives, to ensure reporting consistency for derivatives with financing components. A financing derivative is one which the premium to acquire the derivative is paid throughout the derivative term, or at maturity. The revisions require that at acquisition and subsequently, the gross reported fair value of the derivative shall exclude the impact of the financing premiums and the premiums payable shall be separately reported as payable for securities. The impact of the adoption on January 1, 2021 was an increase to Derivatives of $0.7 million, an increase to Investment Income Due and Accrued of $0.8 million and an increase to Payable for Securities included in Other liabilities of $1.5 million.

Effective January 1, 2021, the Company adopted SSAP No. 26R, Bonds, and SSAP No. 32R, Preferred Stock, which clarified the valuation and measurement for perpetual bonds and stocks held as investments. Perpetual bonds and preferred stocks, previously reported at amortized cost, shall now be reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. The impact of this adoption on the Company’s financial statements - statutory basis was immaterial.

Effective January 1, 2017, the SSAP No. 51R, Life Contracts, was issued which made substantive revisions to SSAP No. 51 to reference the Valuation Manual as part of Principle-Based Reserve (PBR) implementation.  For life insurance policies issued during 2017-2019, the Valuation Manual did not require companies to update their reserve methodologies during the first three years following the operative date of the Valuation Manual. The Company implemented PBR for all life insurance policies and business issued in 2020.  The Company implemented PBR for all life insurance policies issued in 2020. The Company did not implement PBR for life insurance policies issued during 2017-2019.

Variable annuity contracts are subject to Actuarial Guideline 43 (AG43) and the Valuation Manual section VM-21 (VM-21).  As a result of updates to AG43 and VM-21, effective January 1, 2020, for all variable annuity contracts, $13.6 million of reserves were released with an offsetting adjustment in surplus, change in reserve on account of change in valuation basis on the statements of capital and surplus - statutory basis.

FUTURE ADOPTION OF ACCOUNTING PRINCIPLES

During 2020, the NAIC issued Interpretation 20-01 to provide statutory accounting and reporting guidance for the adoption of Accounting Standards Update 2020-04 Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting issued by the Financial Accounting Standards Board.  This Interpretation adopts, with minor modification, the U.S. GAAP adopted guidance, which provides optional expedients and exceptions for applying current accounting guidance to contracts,

PLA-10

hedging relationships and other transactions affected by reference rate reform if certain criteria are met, through December 31, 2022.  The Company is currently evaluating the impact of this guidance on its financial statements – statutory basis.

INVESTMENTS AND DERIVATIVE INSTRUMENTS

Bonds not backed by other loans are generally stated at amortized cost using the effective interest method.  Bonds, including loan-backed and structured securities (LBASS), with a NAIC designation of 6 are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

LBASS are generally stated at amortized cost using the effective interest method. Income is determined considering anticipated cash flows based on industry prepayment models and internal estimates. These assumptions are consistent with the current interest rate and economic conditions at the time of valuation. For LBASS purchased with high credit quality and fixed interest rates, the effective yield is recalculated on a retrospective basis. For all other LBASS, including those where cash flows are deemed other than temporarily impaired, effective yield is recalculated on a prospective basis.

Preferred stocks are generally stated at amortized cost. Preferred stocks designated low quality, lower quality and in or near default are stated at the lower of amortized cost or fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax. Perpetual preferred stocks are reported at fair value, not to exceed any current effective call price, with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

Investments in unaffiliated common stocks are valued at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.

The Company has certain investments, including financial instruments, denominated in currencies other than the U.S. dollar.  All assets and liabilities denominated in foreign currencies are remeasured at year end exchange rates, while revenue and expenses are measured at the transaction date and recorded in net unrealized capital gains (losses) less tax.  The Company primarily uses foreign currency interest rate swaps to manage its foreign exchange risk.

Other than temporary impairment (OTTI) evaluation is a quantitative and qualitative process subject to significant estimates and management judgment. The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI. The Company has an investment impairment committee that reviews and evaluates investments for potential OTTI at least on a quarterly basis.

In determining whether a decline in value is other than temporary, the Company considers several factors including, but not limited to the following: the extent and duration of the decline in value, the reasons for the decline (credit event, currency or interest rate related including spread widening), the Company’s inability or lack of intent to retain the investment for a period of time sufficient to recover the amortized cost basis and the performance of the security’s underlying collateral and projected future cash flows.  In projecting future cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

The Company writes down all investments that are deemed to be other than temporarily impaired in the period the securities are deemed to be impaired.  The Company records an OTTI to fair value for common stock, preferred stock, and bonds, except for LBASS, which are written down to the present value of cash flows expected to be collected, discounted at the security’s effective interest rate.  The Company records an OTTI to fair value for any investment that the Company intends to sell or would be required to sell prior to recovery at a realized loss.  The Company records OTTI in net realized capital losses less tax.

PLA-11

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and impairment losses.  Mortgage loans on real estate do not include accrued interest, which is included in investment income due and accrued.  The Company generally recognizes interest income on its impaired loans upon receipt.  As of December 31, 2021, 2020 and 2019, no loans were considered impaired or in nonaccrual status.  The Company did not recognize any interest income on mortgage loans using the cash-basis of accounting during the years ended December 31, 2021, 2020 or 2019.  No mortgage loans were derecognized as a result of foreclosure during the years ended December 31, 2021, 2020 and 2019.

Cash and cash equivalents are stated at amortized cost and approximate fair value. Cash and cash equivalents include money market instruments, cash on deposit and highly liquid debt instruments with maturities of three months or less from purchase date.

Contract loans are carried at unpaid principal balances.

Other invested assets are generally carried at values based on the underlying audited equity of the investee as determined in accordance with U.S. GAAP with changes in value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax.  Other invested assets primarily consist of investments in joint ventures, partnerships and limited liability companies, including affiliated companies, as well as those in which the Company has minor ownership interests.  An impairment occurs if it is probable that the Company will be unable to recover the carrying amount of the investment.  The investment is written down to fair value as the new cost basis and the OTTI is recorded in net realized capital losses less tax.

The Company applies hedge accounting, as prescribed by SSAP No. 86, Derivatives, by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship.  At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction. In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item.  The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception date and on an ongoing basis in accordance with its risk management policy.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are considered effective hedges and are reported in the financial statements in a manner consistent with the hedged asset or liability (amortized cost or fair value).  Changes in the carrying value of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the carrying value of the hedged asset or liability are recorded.

To the extent the Company chooses not to designate a derivative as a hedge or the designated derivative no longer meets the criteria of an effective hedge, the derivative is accounted for at fair value with changes in fair value recorded in unassigned surplus as a change in net unrealized capital gains (losses) less tax and any change in fair value attributable to changes in foreign exchange rates are reflected as adjustments to unassigned surplus as a change in net unrealized foreign exchange capital gain (loss) consistent with the hedged items. When these derivative instruments are terminated, the gains and losses are reported as net realized capital losses less tax.

Carrying value is calculated based on the gross derivative asset or liability position.  If the carrying value of the derivative is positive, the amount is recorded in derivatives.  If the carrying value of the derivative is negative, the amount is recorded in other liabilities.  The Company’s receivable for the return of cash collateral pledged is recorded in other invested assets.  The Company’s obligation to return cash collateral received is recorded in other liabilities.

Gains and losses on terminated derivative instruments that are hedging bonds are subject to the Interest Maintenance Reserve (IMR).  Gains and losses on terminated forward starting swap positions that are hedging anticipatory purchases of bonds are deferred to unearned investment income, included in other liabilities, if the effective date of the forward starting swap is beyond the current fiscal year. Once the effective date is within the current fiscal year, the gains and losses are transferred from unearned investment income to the IMR.

PLA-12

Periodic net settlements on derivatives designated as hedges are recorded on an accrual basis consistent with the hedged items.  Periodic net settlements on derivatives not designated as hedging are recorded on an accrual basis in net investment income.

The asset valuation reserve (AVR) is computed in accordance with a prescribed formula and is designed to stabilize surplus against valuation and credit-related losses for certain investments.  Changes to the AVR are reported as direct additions to, or deductions from, unassigned surplus.  The IMR results in the deferral of after tax realized capital gains and losses attributable to interest rate fluctuations on bonds and other investments.  These capital gains and losses are amortized into net investment income over the remaining life of the investment sold.  The IMR of $5.1 million and $5.7 million is included in other liabilities as of December 31, 2021 and 2020, respectively.

Net investment income consists of interest, dividend, accretion income, net of amortization and investment expenses, partnership realized income, and periodic net settlements on derivatives.  Interest income for bonds is recognized on an accrual basis.  Dividend income for perpetual preferred stock and common stock is recognized as earned on the ex-dividend date.  Amortization and accretion are determined by the effective interest method based on estimated principal repayments.  Accrual of interest income is suspended, and any existing accrual balances are written off, for bonds that are in default or when it is probable the interest due and accrued is uncollectible.  Prepayment penalties for bonds and prepayment premiums for mortgage loans are recorded as net investment income.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. If any interest income due and accrued is deemed uncollectible, interest accrual ceases and previously accrued amounts are written off. Accrued interest income more than 180 days past due deemed collectible on mortgage loans in default is nonadmitted. All other investment income due and accrued with amounts over 90 days past due is nonadmitted.

Net realized capital losses less tax are determined on the specific identification method and are presented net of Federal income taxes and transfers to the IMR.

AGGREGATE RESERVES AND LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Life insurance reserves are valued using the net level premium method, the Commissioners’ Reserve Valuation Method (CRVM), or other modified reserve methods.  Interest rate assumptions ranged from 2.00% to 4.50%.  Reserves for individual variable annuities are held in accordance with VM-21.  Reserves for individual fixed annuities are maintained using the Commissioners’ Annuity Reserve Valuation Method, with appropriate statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 6.50%.  Group annuity reserves are valued using the CRVM with statutory interest and mortality assumptions computed on the basis of interest ranging from 1.00% to 3.00%.

The Company establishes loss liabilities for claims that have been incurred before the valuation date, but have not yet been paid.  An expense liability is established associated with paying those claims.

The Company waives deduction of deferred fractional premium upon death of insured. The Company does not return any portion of the final premium for periods beyond the date of death. Continuous or modal premium assumptions are used for all reserves.  All reserves are equal to the greater of the computed reserve and surrender value or, on certain products, a higher alternative comparison value.

Payments received on deposit-type contracts, which do not incorporate any mortality or morbidity risk, are recorded directly to the liability for deposit-type contracts. Interest credited to deposit-type contracts is recorded as an expense in the summary of operations when earned under the terms of the contract.  Payments to contract holders are recorded as current and future policy benefits expense to the extent that such payments differ from the recorded liability.  Interest rates credited ranged primarily from  1.00% to 6.50%.

PLA-13

TRANSFERS TO SEPARATE ACCOUNTS DUE OR ACCRUED, NET

Transfers to separate accounts due or accrued, net consist primarily of amounts accrued from the separate account for expense allowances recognized in reserves.  These amounts represent the excess of separate account contract values over statutory reserves held in the separate account.

REINSURANCE

The Company has reinsurance contracts with other insurance companies and affiliates to limit potential losses, reduce exposure from larger mortality risks and provide additional capacity for growth.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  Each reinsurer is reviewed to evaluate its financial stability before entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

Reserve adjustments on reinsurance ceded, included in other income, relate to amounts ceded by the Company in connection with modified coinsurance reinsurance agreements.  The amounts included in revenue adjustments on reinsurance ceded primarily represents ceded current and future policy benefits, net investment income and net realized capital losses less tax, related to these agreements.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.

For the years ended December 31, 2021, 2020 and 2019, individual life and annuity premiums assumed were an immaterial amount, and premiums ceded were $3.7 million, $3.7 million and $3.6 million, respectively.  As of December 31, 2021 and 2020, reserve credits recorded on ceded reinsurance were $7.6 million and $8.2 million, respectively.

The estimated amount of the aggregate reduction in surplus of termination of all reinsurance agreements, by either party, was $1.7 million and $1.8 million as of December 31, 2021 and 2020, respectively.

The Company has ceded reinsurance contracts in place with a reinsurer whose financial stability has deteriorated. In March, 2019, the reinsurer’s domiciliary state regulator issued a rehabilitation and injunction order in which the regulator shall conduct and continue business of the reinsurer.  As of December 31, 2021, the Company does not expect the financial deterioration of the reinsurer to have a material adverse effect on the Company’s financial statements - statutory basis.

REVENUES, BENEFITS AND EXPENSES

Life insurance premiums are recognized as income when due from the policyholder under the terms of the insurance contract. Premiums for flexible premium products are recognized when received from the policyholder. Annuity considerations are recognized as premiums when received.

Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred

PLA-14

FEDERAL INCOME TAXES

The Company is taxed as a life insurance company for income tax purposes and its operations are included in the consolidated Federal income tax return of Pacific Mutual Holding Company (PMHC), the Company’s ultimate parent.  In addition to the Company, included in PMHC’s consolidated return are the following entities:  Pacific LifeCorp, Pacific Life, Pacific Alliance Reinsurance Company of Vermont, Pacific Baleine Reinsurance Company, Pacific Life Fund Advisors LLC (PLFA,), and Pacific Life Re Global Limited.

The method of tax allocation between companies is subject to written tax sharing agreements, approved by the Company’s Board of Directors. Allocation is based upon separate return calculations with current credit for net losses to the extent utilized in the consolidated return. If the consolidated return has tax losses, intercompany balances are generally settled as refunds are received. If the consolidated return has a tax payable, the intercompany balances are generally settled as paid.

SEPARATE ACCOUNTS

Separate accounts primarily include variable life and annuity contracts.  The Company’s separate accounts without guarantees consist of the variable annuities and variable life businesses where the assets of these accounts are carried at fair value and represent legally segregated contract holder funds.  A separate account liability is recorded at fair value at an amount equal to the separate account asset.  The investment results of separate account assets typically pass through to the contract holders so that the Company generally bears no investment risk on these assets.  Amounts charged to the separate account for mortality, surrender and expense charges are included in separate account fees in other income.

Separate account assets are primarily invested in mutual funds, but are also invested in hedge funds.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by the risk-based capital results, as determined by the formulas and actuarial models.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2021 and 2020, the Company exceeded the minimum risk-based capital requirements.

2.                         COMPARISON OF NAIC SAP TO U.S. GAAP

The objectives of U.S. GAAP reporting differ from the objectives of NAIC SAP reporting.  U.S. GAAP stresses measurement of earnings of a business from period to period, while NAIC SAP stresses measurement of ability to pay claims in the future.

The Company prepares its financial statements - statutory basis in accordance with statutory accounting practices prescribed or permitted by the AZ DIFI, which is a comprehensive basis of accounting other than U.S. GAAP.  NAIC SAP primarily differs from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions and methods, as well as reporting investments and certain assets and accounting for deferred income taxes on a different basis.

PLA-15

3.                         INVESTMENTS

BONDS AND CASH EQUIVALENTS

The book/adjusted carrying value, fair value and net unrealized gains of bonds and cash equivalents are shown below.  Cash equivalents as of December 31, 2021 and 2020 were $76.2 million and $125.5 million, respectively.  See Note 4 for information on the Company’s fair value measurements.

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains
	(In Thousands)
December 31, 2021:
U.S. Government	$9,079	$9,549	$470
All other governments	31,479	35,016	3,537
U.S. states, territories and possessions	8,838	10,489	1,651
U.S. political subdivisions of states, territories and possessions	58,184	69,903	11,719
U.S. special revenue and special assessment obligations	279,601	376,641	97,040
Industrial and miscellaneous	4,003,481	4,621,915	618,434
LBASS:
Residential mortgage-backed securities (RMBS)	69,353	72,957	3,604
Commercial mortgage-backed securities (CMBS)	81,674	83,473	1,799
Other	68,075	71,712	3,637
Total	$4,609,764	$5,351,655	$741,891

	Book/Adjusted Carrying Value	Fair Value	Net Unrealized Gains
	(In Thousands)
December 31, 2020:
U.S. Government	$9,093	$9,909	$816
All other governments	29,510	35,958	6,448
U.S. states, territories and possessions	8,807	10,651	1,844
U.S. political subdivisions of states, territories and possessions	58,192	72,241	14,049
U.S. special revenue and special assessment obligations	282,458	388,715	106,257
Industrial and miscellaneous	3,839,598	4,662,548	822,950
LBASS:
RMBS	105,675	111,620	5,945
CMBS	61,161	63,998	2,837
Other	93,175	100,743	7,568
Total	$4,487,669	$5,456,383	$968,714

PLA-16

The book/adjusted carrying value and fair value of bonds and cash equivalents as of December 31, 2021, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Due in one year or less	$153,334	$155,124
Due after one year through five years	696,041	749,673
Due after five years through ten years	1,241,036	1,341,856
Due after ten years	2,300,251	2,876,860
	4,390,662	5,123,513
LBASS	219,102	228,142
Total	$4,609,764	$5,351,655

The following tables present the fair value and gross unrealized losses for bonds where the fair value had declined and remained continuously below the amortized cost adjusted for OTTI for less than twelve months and for twelve months or greater:

	Less than 12 Months		12 Months or Greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
			(In Thousands)
December 31, 2021:
U.S. Government	$6,020	$59			$6,020	$59
All other governments	12,237	370			12,237	370
U.S. special revenue and special assessment obligations	20,405	73			20,405	73
Industrial and miscellaneous	358,589	8,219	$19,455	$1,664	378,044	9,883
LBASS:
RMBS	27,685	736	2,697	48	30,382	784
CMBS	51,442	555			51,442	555
Other	13,735	873			13,735	873
Total	$490,113	$10,885	$22,152	$1,712	$512,265	$12,597

December 31, 2020:
U.S. special revenue and special assessment obligations			$7,564	$732	$7,564	$732
Industrial and miscellaneous	$26,640	$1,390	25,260	2,861	51,900	4,251
LBASS:
RMBS	9,043	43	2,887	100	11,930	143
CMBS	29,216	758			29,216	758
Other	3,013	1			3,013	1
Total	$67,912	$2,192	$35,711	$3,693	$103,623	$5,885

PLA-17

The Company has evaluated investments with gross unrealized losses and determined that the unrealized losses are temporary.  The Company does not have the intent to sell these securities and has the intent and ability to retain these investments for a period of time sufficient to recover the amortized cost basis.

The Company received prepayment penalties and acceleration of fees of $5.9 million, $2.8 million and $3.2 million from 23, 22 and 22 securities for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company does not have any securities lending transactions and did not have any reverse repurchase agreement transactions accounted for as secured borrowings as of December 31, 2021 and 2020.

Bonds with a book/adjusted carrying value of $6.1 million as of December 31, 2021 and 2020 were held as restricted assets on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

The table below summarizes the OTTI by security type:

	Years Ended December 31,
	2021	2020	2019
	(In Thousands)
Bonds:
Industrial and miscellaneous	$5,094		$476
Total OTTI	$5,094	—	$476

No OTTI was recognized on LBASS during the years ended December 31, 2021, 2020 and 2019 due to intent to sell or inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis.

The Company has not recognized any OTTI on its loan-backed securities based on cash flow analysis during the years ended December 31, 2021, 2020 and 2019.

The assignment of an NAIC 5GI designation to a debt security occurs when the necessary documentation for a full credit analysis does not exist but the security is current on all contractual payments and the Company expects the security to make full payment of all contractual principal and interest.  The following table presents the number of investments, the book/adjusted carrying value, and the fair value for bonds with an NAIC 5GI designation:

	December 31, 2021			December 31, 2020
	Number	Book/Adjusted Carrying Value	Fair Value	Number	Book/Adjusted Carrying Value	Fair Value
		(In Thousands)			(In Thousands)
U.S. special revenue and special assessment obligations	2	$7,896	$8,022	2	$8,296	$7,564
Total	2	$7,896	$8,022	2	$8,296	$7,564

PLA-18

Proceeds, gross gains and gross losses recognized on sales of bonds were $46.1 million, $1.8 million and zero, respectively, for the year ended December 31, 2021.  Proceeds, gross gains and gross losses recognized on sales of bonds were $37.9 million, $1.9 million and $0.1 million, respectively, for the year ended December 31, 2020.  Proceeds, gross gains and gross losses recognized on sales of bonds were $65.0 million, $1.1 million and $0.2 million for the year ended December 31, 2019.

MORTGAGE LOANS

The maximum and minimum lending rates for newly issued mortgage loans, by category, are as follows:

	Maximum	Minimum
Year Ended December 31, 2021:
Commercial	3.10%	2.70%

Year Ended December 31, 2020:
Commercial	NA	NA

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 69%.

The age analysis of mortgage loans by type and identification of mortgage loans in which the insurer is a participant or co-lender in a mortgage loan agreement is as follows:

	Commercial	Mezzanine	Total
December 31, 2021:	(In Thousands)
Current	$351,191	$26,689	$377,880

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$19,122	$26,689	$45,811

	Commercial	Mezzanine	Total
December 31, 2020:	(In Thousands)
Current	$358,940	$26,671	$385,611

Participant or co-lender in a mortgage loan agreement:
Recorded investment (1)	$42,399	$26,671	$69,070

PLA-19

(1)  All of the Company’s mortgage loans are participations with its parent company, Pacific Life.  Such amount represents mortgage loan participations with both Pacific Life and unrelated third parties and excludes mortgage loan participations where the sole participants are the Company and Pacific Life.

The Company’s mortgage loans primarily finance various types of properties throughout the U.S. and Canada.  The geographic distributions of the mortgage loans book/adjusted carrying value were as follows:

	December 31,
	2021	2020
	(In Thousands)
California	$109,154	$102,935
Illinois	59,568	59,875
Texas	46,999	48,419
Georgia	33,716	35,037
Washington	32,677	32,852
Massachusetts	32,605	32,744
New York	26,689	26,671
District of Columbia	15,000	24,992
North Carolina	9,768	9,955
Virginia	8,760	8,755
Other	2,944	3,376
Total	$377,880	$385,611

As of December 31, 2021 and 2020, the carrying value and percentage of total mortgage loans for the largest single loan in each of the above states is as follows:

	December 31,
	2021		2020
	($ In Thousands)
Illinois	$39,583	10%	$39,899	10%
Georgia	33,716	9%	35,037	9%
Washington	32,677	9%	32,852	9%
Massachusetts	32,605	9%	32,744	8%
California	28,086	7%	28,897	7%
New York	26,689	7%	26,671	7%
Texas	18,714	5%	19,084	5%
District of Columbia	15,000	4%	15,000	4%
North Carolina	9,768	3%	9,955	3%
Virginia	8,760	2%	8,755	2%

These loans are secured by a variety of property types, including office buildings, retail, apartments and lodging.

As of December 31, 2021, 2020 and 2019, the Company recognized in net investment income prepayment income of zero, $2.5 million, and $1.4 million, respectively, for early pay off mortgage loans.

PLA-20

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.  This includes troubled debt restructures (TDR) performing as agreed for more than one year.

The loan review process results in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in the No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  There may be disputes between the borrower and contractors.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or the borrower may have requested covenant relief.  There may be disputes between the borrower and contractors.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or given cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.  Likelihood for TDR, impairment and loss is increased.  This includes all loans performing as agreed during the first year of a TDR unless assigned to Level 3.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 1 through Level 3 are placed on a watch list and monitored monthly, subject to the terms of the loan agreement.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2021 and 2020, the Company had no loans classified as Level 2.

The Company is working with borrowers who are experiencing financial difficulty as a direct result of the COVID-19 pandemic.  When necessary, the Company is providing loan modifications to assist borrowers with their present circumstances. These loans are accruing interest and are classified as current when performing under the terms of the modified loan agreement. On April 7, 2020, a group of banking agencies issued an Interagency Statement that offers practical expedients for evaluating whether loan modifications that occur in response to COVID-19 are TDR consistent with the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The Consolidated Appropriations Act, signed into law on December 27, 2020 extended the relief offered in the CARES Act through January 1, 2022 and clarified that insurance companies are covered under the CARES Act. The Company’s loan modifications will fall within the guidance of either the April 7, 2020 Interagency Statement or the CARES Act, both as adopted

PLA-21

by the NAIC under INT 20-03, and do not qualify as TDRs. As of December 31, 2021,the Company has provided modification in the form of principal and/or interest payment relief and extension of maturity dates to mortgage loans with a total book value of $72.3 million.  These loans do not qualify as TDRs.

The following tables set forth mortgage loan credit levels as of December 31, 2021 and 2020 ($ In Thousands):

	December 31, 2021
			Level 1		Level 3
	No Credit Concern		Minimal Credit Concern		Significant Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Office	$199,593	1.79					$199,593	1.79
Retail	32,677	1.75			$39,583	0.75	72,260	1.20
Apartment	45,255	1.38					45,255	1.38
Lodging	37,854	4.28					37,854	4.28
Industrial	19,975	2.30					19,975	2.30
Golf course			$2,943	0.15			2,943	0.15
Total	$335,354	2.04	$2,943	0.15	$39,583	0.75	$377,880	1.89

	December 31, 2020
			Level 1		Level 3
	No Credit Concern		Minimal Credit Concern		Significant Credit Concern		Total
Type	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR	Carrying Amount	Weighted Average DCR
Office	$225,902	1.63	$8,755	1.18			$234,657	1.61
Retail	32,852	1.48	39,899	1.10			72,751	1.27
Apartment	26,640	1.45	9,334	1.19			35,974	1.38
Lodging	28,897	1.36	9,955	1.48			38,852	1.39
Golf course			3,377	(0.51)			3,377	(0.51)
Total	$314,291	1.57	$71,320	1.10			$385,611	1.48

JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company does not have investments in joint ventures, partnerships and limited liability companies that exceed 10% of admitted assets of the Company as of December 31, 2021 and 2020.  The Company does not have impaired investments in joint ventures, partnerships and limited liability companies during the years ended December 31, 2021, 2020 and 2019, respectively.

PLA-22

4.                         FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s financial assets and liabilities that are carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value. The determination of fair value requires the use of observable market data when available. The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1                  Unadjusted quoted prices for identical instruments in active markets. Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2                  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in inactive markets, and model-derived valuations for which all significant inputs are observable market data.

Level 3                  Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by fair value hierarchy level, the Company’s financial instruments that are carried at fair value or net asset value (NAV) as of December 31, 2021 and 2020.

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2021:	(In Thousands)
Assets:
Common stocks:
Industrial and miscellaneous			$3,647		$3,647
Total common stocks	—	—	3,647	—	3,647

Derivatives:
Foreign currency and interest rate swaps		$7,535			7,535
Equity derivatives	$6,391		2,243		8,634
Total derivatives	6,391	7,535	2,243	—	16,169

Separate account assets (1)	3,472,565			$17,996	3,490,561
Total	$3,478,956	$7,535	$5,890	$17,996	$3,510,377

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$4,716			$4,716
Equity derivatives			$316		316
Total	$—	$4,716	$316	$—	$5,032

PLA-23

	Level 1	Level 2	Level 3	NAV	Total
December 31, 2020:	(In Thousands)
Assets:
Common stocks:
Industrial and miscellaneous			$4,639		$4,639
Total common stocks	—	—	4,639	—	4,639

Derivatives:
Foreign currency and interest rate swaps		$15,083			15,083
Equity derivatives	$8,393		1,595		9,988
Total derivatives	8,393	15,083	1,595	—	25,071

Separate account assets (1)	3,180,187			$18,897	3,199,084
Total	$3,188,580	$15,083	$6,234	$18,897	$3,228,794

Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$385			$385
Equity derivatives			$315		315
Total	$—	$385	$315	$—	$700

(1) Consists of separate account assets that are primarily invested in mutual funds and hedge funds. Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities. Separate account liabilities are measured to equal the fair value of separate account assets.

FAIR VALUE MEASUREMENT

The following describes the valuation methodologies used by the Company to measure various types of financial instruments at fair value.

BONDS, PREFERRED STOCKS AND COMMON STOCKS

The fair values of bonds, preferred stocks and common stocks are determined by management after considering external pricing sources and internal valuation techniques. For securities with sufficient trading volume, prices are obtained from third-party pricing services.  For securities that are traded infrequently, fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value. Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties and development of internal models utilizing observable market data of comparable securities. The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

PLA-24

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of fair value, independent non-binding broker quotations are obtained or an internally developed valuation is prepared. Upon evaluation, the Company determines which source represents the best estimate of fair value. Overrides of third-party prices to internally developed valuations of fair value did not produce material differences in the fair values for the majority of the portfolio; accordingly, overrides were not material. In the absence of such market observable activity, management’s best estimate is used.

Fair values determined by internally derived valuation tools use market-observable data if available. Generally, this includes using an actively traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity and prepayment speeds. These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers. Internally developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party service have been classified as Level 2, as management has verified that the significant inputs used in determining their fair values are market observable and appropriate. Externally priced securities for which fair value measurement inputs are not sufficiently transparent, such as securities valued based on broker quotations, have been classified as Level 3. Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining fair value, have been classified as Level 3. Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process. Prices are reviewed and approved by the Company’s professional credit analysts that have industry expertise and considerable knowledge of the issuers. Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of fair values against prices of actual trades. A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process. These items are investigated, further analysis is performed and resolutions are appropriately documented.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at fair value using pricing valuation models which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures. The Company calculates the fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value equity total return swaps. The derivatives are valued using mid-market inputs that are predominantly observable in the market. Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels. On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment and review of changes in the market value for each derivative by both risk managers and investment accountants. Internally calculated fair values are reviewed and compared to external broker fair values for reasonableness.

Derivative instruments classified as Level 1 are exchange-traded. Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

PLA-25

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps. These derivatives are valued using pricing models which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels and, to a lesser extent, broker quotations. A derivative instrument containing Level 2 inputs would be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

SEPARATE ACCOUNT ASSETS

The fair value of separate account assets is based on the fair value or NAV of the underlying assets. Separate account assets held at fair value primarily consist of mutual funds and hedge funds.

Level 1 separate account assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction. Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices. Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Investments Measured Using the NAV Practical Expedient

Separate account assets include hedge funds where the fair value is based on the net asset value obtained from the fund managers. Investment strategies related to separate account hedge funds include multi-strategy primarily invested in U.S. and international equity, fixed income, long/short equity, loans, derivatives, privately held companies and private partnerships. The redemption frequency is quarterly. There are no remaining lockup periods or unfunded commitments of investments measured using the NAV practical expedient as of  December 31, 2021.

LEVEL 3 RECONCILIATION

The tables below present a reconciliation of the beginning and ending balances of the Level 3 financial instruments that are carried at fair value using significant unobservable inputs:

				Total Gains or (Losses)
	January 1, 2020	Transfers into Level 3 (1)	Transfers out of Level 3 (1)	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2021
	(In Thousands)
Common stocks	$4,639			$32	($33)	$1,276	($2,267)		$3,647
Derivatives, net	1,280			2,849	(15)	777		($2,964)	1,927
Total	$5,919	$—	$—	$2,881	($48)	$2,053	($2,267)	($2,964)	$5,574

				Total Gains or (Losses)
	January 1, 2021	Transfers into Level 3 (1)	Transfers out of Level 3 (1)	Included in Net Income	Included in Surplus	Purchases	Sales	Settlements	December 31, 2020
	(In Thousands)
Common stocks	$4,639								$4,639
Derivatives, net	(1,079)			$2,142	$2,192			($1,975)	1,280
Total	$3,560	$—	$—	$2,142	$2,192	$—	$—	($1,975)	$5,919

(1) Transfers in and/or out are recognized at the end of each quarter.

PLA-26

The book/adjusted carrying values and fair values of the Company’s financial instruments are presented in the following table.

	December 31, 2021
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$5,275,417	$4,533,525		$5,201,142	$74,275
Common stocks	3,647	3,647			3,647
Mortgage loans	399,541	377,880			399,541
Cash and cash equivalents	74,065	74,065	$74,065
Contract loans	9,747	9,747			9,747
Derivatives, net	11,137	11,137	6,391	2,819	1,927
Other invested assets (1)	28,572	24,939		28,572
Separate account assets	3,490,561	3,490,561	3,472,565			$17,996
Liabilities:
Liability for deposit-type contracts	1,008,086	860,645			1,008,086
Separate account liability for
deposit type contracts	3,462	3,462			3,462

	December 31, 2020
		Book/					Not
		Adjusted					Practicable
	Fair	Carrying					(Carrying
	Value	Value	Level 1	Level 2	Level 3	NAV	Value)
	(In Thousands)
Assets:
Bonds	$5,330,872	$4,362,159		$5,249,447	$81,425
Preferred stocks	2,093	1,820		2,093
Common stocks	4,639	4,639			4,639
Mortgage loans	402,406	385,611			402,406
Cash and cash equivalents	134,568	134,568	$134,568
Contract loans	8,146	8,146			8,146
Derivatives, net	24,371	24,371	8,393	14,698	1,280
Other invested assets (1)	29,408	24,938		29,408
Separate account assets	3,199,084	3,199,084	3,180,187			$18,897
Liabilities:
Liability for deposit-type contracts	1,060,615	861,988			1,060,615
Separate account liability for
deposit type contracts	3,256	3,256			3,256

(1) Excludes investments accounted for under the equity method.

PLA-27

The tables above exclude the following financial instruments: investment income due and accrued and derivatives collateral receivable and payable.  The fair value of these financial instruments, which are primarily classified as Level 2, approximates carrying value as they are short-term in nature such that there is minimal risk of material changes in fair value due to changes in interest rates or counterparty credit.

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2021 and 2020:

MORTGAGE LOANS

The fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

CASH AND CASH EQUIVALENTS

Cash equivalents are money market mutual funds that have fair values that approximate their book/adjusted carrying values due to the short maturities of the underlying investments of the funds.  The carrying value of cash approximates the fair value.

CONTRACT LOANS

Contract loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts. Therefore, the carrying amount of the contract loans is a reasonable approximation of fair value.

OTHER INVESTED ASSETS

Other invested assets consist of surplus note investments held from other insurance providers. The fair value of the surplus note investments are priced by an independent pricing service as described for bonds above.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The primary methods used to determine the estimated fair value of liability for deposit-type contracts are based on discounted cash flow methodologies using significant unobservable inputs.

SEPARATE ACCOUNT LIABILITY FOR DEPOSIT-TYPE CONTRACTS

The statement value of separate account liability for deposit-type contracts is reported under separate account liabilities and is a reasonable estimate of their fair value because the contractual interest rates are variable and based on current market rates.

PLA-28

5.      DERIVATIVE INSTRUMENTS

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk, collectively “market risk”, and credit risk. Derivative instruments are also used to manage the duration mismatch of general  account assets and liabilities. Derivatives may be exchange-traded or contracted in the over-the-counter (OTC) market. The Company’s OTC derivatives are primarily bilateral contracts between two counterparties. Certain of the Company’s OTC derivatives are cleared and settled through central clearing counterparties. The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.

Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract, which exceeds the value of existing collateral, if any. The Company mitigates these risks through established market and credit risk limits.

The following table summarizes the notional amount, net carrying value, and fair value of the Company’s derivative instruments by derivative type.  Cash collateral received from or pledged to counterparties is not included in the amounts below.

	Notional Amount	Net Carrying Value	Fair Value
December 31, 2021:	(In Thousands)
Equity total return swaps	$26,529	($316)	($316)
Equity futures	122,866	6,391	6,391
Equity call options	41,360	2,243	2,243
Foreign currency swaps	3,213	506	506
Interest rate swaps	233,115	2,313	2,313
Total	$427,083	$11,137	$11,137

December 31, 2020:
Equity total return swaps	$20,896	($301)	($301)
Equity futures	130,298	8,393	8,393
Equity call options	38,180	1,581	1,581
Foreign currency swaps	3,713	623	623
Interest rate swaps	180,350	14,075	14,075
Total	$373,437	$24,371	$24,371

Notional amount represents a standard of measurement of the volume of derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the statements of admitted assets, liabilities and capital and surplus - statutory basis.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as foreign currency swaps.

Cash collateral received from OTC counterparties was $1.2 million and $6.3 million as of December 31, 2021 and 2020, respectively.  Cash collateral pledged to OTC counterparties was $7.2 million and zero as of December 31, 2021 and 2020, respectively.

The Company is required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.  The Company pledged cash to satisfy this collateral requirement.  Cash pledged for initial margin was $6.4 million and $8.4 million as of December 31, 2021 and 2020, respectively.

PLA-29

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic and/or international equity index, subject to various caps, thresholds and participation rates.

The Company utilizes equity call options to hedge the credit paid to the policyholder on the underlying index for its life insurance products  with indexed account options. These equity call options are contracts to buy the index at a predetermined time at a contracted price. The contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.  These equity call options are designated as a fair value hedge under statutory accounting principles with changes in fair value recorded in net realized capital losses less tax.

For the years ended December 31, 2021, 2020 and 2019, $1.5 million, $1.5 million and $1.3 million, respectively, of option premium expense recorded in net investment income for the one-year equity call options hedging life indexed account insurance products was excluded from the assessment of hedge effectiveness. For all other hedging relationships, no component of the hedging instrument’s fair value was excluded from the assessment of hedge effectiveness.

DERIVATIVES NOT DESIGNATED AS HEDGING INSTRUMENTS

The Company offers a rider on certain variable annuity contracts that guarantees net principal over specified periods, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.

The Company utilizes total return swaps and exchange-traded futures based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products. Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount. Cash is paid and received over the life of the contract based on the terms of the swap. In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily fair value of those contracts. The Company also utilizes interest rate swaps to manage interest rate risk in the variable annuity products.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets to U.S. dollar fixed or floating rate assets. A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies, and the agreement to re-exchange the currencies at a future date, at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts. The Company enters into these agreements primarily to manage the currency risk associated with investments that are denominated in foreign currencies. The main currency that the Company economically hedges is the Canadian dollar.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities. An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

PLA-30

The average and ending fair value of derivatives not designated as hedging instruments are as follows:

	Average Fair Value Years Ended December 31,		Ending Fair Value as of December 31,
	2021	2020	2021		2020
			Asset	Liability	Asset	Liability
			(In Thousands)
Equity futures	$6,914	$13,821	$6,391		$8,393
Foreign currency swaps	538	901	506		623
Interest rate swaps	3,848	15,406	7,029	$4,716	14,461	$386
Equity total return swaps	90	1,018		316	14	315
Equity call options	13		34		3
Total	$11,403	$31,146	$13,960	$5,032	$23,494	$701

The following table summarizes the surplus and net realized capital gains (losses) impact on derivative instruments not designated as hedging instruments.

	Years Ended December 31,			Years Ended December 31,
	2021	2020	2019	2021	2020	2019
	Surplus			Net Realized Capital Gains (Losses)
	(In Thousands)
Equity futures	$431	($1,698)	($4,360)	($27,276)	($62,345)	($16,569)
Equity total return swaps	(15)	2,192	(5,812)
Foreign currency swaps	(117)	(143)	(154)
Interest rate swaps	(11,762)	9,172	4,904
Equity call options	30	3
Total	($11,433)	$9,526	($5,422)	($27,276)	($62,345)	($16,569)

For the years ended December 31, 2021, 2020 and 2019, net gains or (losses) from periodic net settlements recorded in net investment income were ($1.8) million, $9.7 million and ($12.1) million, respectively.

For equity call options with deferred financing premiums which are paid at the end of the derivative contract, summarized in the tables below are the undiscounted future settled premium commitments, equity call option fair value and equity call option fair value excluding impact of discounted future settled premiums (In Thousands):

Years Ending December 31:	Premium Payments Due
2022	$1,501	(1)
2023
2024
2025
2026 and thereafter
Total undiscounted future settled premium commitments	$1,501

(1) Premium payments are expected to be made monthly, based upon current maturity date of derivative contracts.

PLA-31

Years Ending December 31:	Undiscounted Future Premium Commitments	Equity Call Option Fair Value		Equity Call Option Fair Value Excluding Impact of Discounted Future Settled Premiums
2021	$1,501	$2,243		$2,243
2020	1,549	1,581	(1)	2,374

(1) The equity call option fair value excludes accrued premium liability of $0.8 million as of December 31, 2020.

DERIVATIVE CREDIT EXPOSURE

The Company is exposed to credit-related losses in the event of nonperformance by derivative counterparties to OTC derivatives.  The Company manages its credit risk by dealing with creditworthy counterparties, establishing risk-control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty. The net position with each counterparty is calculated as the aggregate fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  These master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.

The OTC agreements may include a termination event clause associated with financial strength ratings assigned by certain independent  rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement, or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the net fair value of the underlying derivatives. As of December 31, 2021 and 2020, the Company’s financial strength ratings were above the specified level.

The Company’s credit exposure is measured on a counterparty basis as the net positive fair value of all derivative positions with the counterparty, net of income or expense accruals and collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2021 was $0.2 million.  The maximum exposure to any single counterparty was $0.1 million as of December 31, 2021.  All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance for the years ended December 31, 2021, 2020 and 2019.  The Company does not expect any counterparties to fail to meet their obligations given their investment-grade ratings.

PLA-32

6.      INCOME TAXES

The components of net admitted deferred tax assets are as follows:

	December 31, 2021			December 31, 2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)			(In Thousands)
Gross deferred tax assets	$46,864	$5,244	$52,108	$44,221	$4,589	$48,810
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	46,864	5,244	52,108	44,221	4,589	48,810
Deferred tax assets nonadmitted	22,624	1,999	24,623	20,619	1,846	22,465
Net admitted deferred tax asset	24,240	3,245	27,485	23,602	2,743	26,345
Deferred tax liabilities	8,576	3,245	11,821	9,294	2,743	12,037
Net admitted deferred tax asset	$15,664	$—	$15,664	$14,308	$—	$14,308

	Change during 2021
	Ordinary	Capital	Total
	(In Thousands)
Gross deferred tax assets	$2,643	$655	$3,298
Statutory valuation allowance adjustment
Adjusted gross deferred tax assets	2,643	655	3,298
Deferred tax assets nonadmitted	2,005	153	2,158
Net admitted deferred tax asset	638	502	1,140
Deferred tax liabilities	(718)	502	(216)
Net admitted deferred tax asset	$1,356	$—	$1,356

PLA-33

The admission calculation components of SSAP No. 101, Income Taxes, are as follows:

	December 31, 2021			December 31, 2020
	Ordinary	Capital	Total	Ordinary	Capital	Total
	(In Thousands)			(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	15,664		15,664	14,308		14,308
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	15,664		15,664	14,308		14,308
Adjusted gross deferred tax assets allowed per limitation threshold			78,182			81,069
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	8,576	$3,245	11,821	9,294	$2,743	12,037
Deferred tax assets admitted as the result of application of SSAP No. 101	$24,240	$3,245	$27,485	$23,602	$2,743	$26,345

	Change during 2021
	Ordinary	Capital	Total
	(In Thousands)
Federal income taxes paid in prior years recoverable through loss carrybacks	$—		$—
Adjusted gross deferred tax assets expected to be realized after application of the threshold limitation	1,356		1,356
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	1,356		1,356
Adjusted gross deferred tax assets allowed per limitation threshold			(2,887)
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	(718)	$502	(216)
Deferred tax assets admitted as the result of application of SSAP No. 101	$638	$502	$1,140

The ratio percentage and adjusted capital and surplus used to determine recovery period and threshold limitation are as follows ($ In Thousands):

	December 31,
	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	1,122%	1,343%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$521,213	$540,462

PLA-34

The impacts of tax planning strategies as of December 31, 2021 and 2020 are as follows ($ In Thousands):

	December 31, 2021
	Ordinary	Capital
Adjusted gross deferred tax assets	$46,864	$5,244
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$24,240	$3,245
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

	December 31, 2020
	Ordinary	Capital
Adjusted gross deferred tax assets	$44,222	$4,589
Percent of total adjusted gross deferred tax assets	0%	0%

Net admitted adjusted gross deferred tax assets	$23,602	$2,743
Percent of total net admitted adjusted gross deferred tax assets	0%	0%

The Company’s tax planning strategies do not include the use of reinsurance as of December 31, 2021 and 2020.

The Federal income taxes are as follows:

	Years Ended December 31,			Change	Change
	2021	2020	2019	2021-2020	2020-2019
	(In Thousands)
Federal income tax expense	$6,223	$9,399	$13,607	($3,176)	($4,208)
Federal income taxes on net capital gains (losses)	(1)	266	(3,169)	(267)	3,435
Federal income tax expense	$6,222	$9,665	$10,438	($3,443)	($773)

PLA-35

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows.

	December 31,
Deferred tax assets:	2021	2020	Change
Ordinary:	(In Thousands)
Policyholder reserves	$33,596	$30,994	$2,602
Deferred acquisition costs	10,618	10,621	(3)
Compensation and benefits accrual	356	282	74
Other	2,294	2,324	(30)
Total	46,864	44,221	2,643
Statutory valuation allowance adjustment
Nonadmitted	22,624	20,619	2,005
Admitted ordinary deferred tax assets	24,240	23,602	638

Capital:
Investments	5,244	4,589	655
Total	5,244	4,589	655
Statutory valuation allowance adjustment
Nonadmitted	1,999	1,846	153
Admitted capital deferred tax assets	3,245	2,743	502

Admitted deferred tax assets	27,485	26,345	1,140

Deferred tax liabilities:
Ordinary:
Investments	7,912	8,633	(721)
Other	664	661	3
Total	8,576	9,294	(718)

Capital:
Investments	3,245	2,743	502
Total	3,245	2,743	502

Deferred tax liabilities	11,821	12,037	(216)

Net admitted deferred tax assets	$15,664	$14,308	$1,356

PLA-36

The change in net deferred income taxes, exclusive of the nonadmitted assets, is as follows:

	December 31,
	2021	2020	Change
	(In Thousands)
Total deferred tax assets	$52,108	$48,810	$3,298
Total deferred tax liabilities	11,821	12,037	(216)
Net deferred tax asset	$40,287	$36,773	3,514
Tax effect of unrealized activities			8
Change in net operating deferred income tax			$3,522

Federal income tax expense (benefit) is different from that which would be obtained by applying the statutory Federal income tax rate of 21% to income before income taxes.  The significant items causing these differences are as follows:

	Years Ended December 31,
	2021	2020	2019
	(In Thousands)
Provision computed at statutory rate	$8,075	$3,814	$9,098
Tax contingency	215	216	229
Tax impact from derivative gains (losses)	(2,383)	2,030	(1,141)
Dividend received deduction	(1,714)	(1,338)	(1,347)
Tax impact from affiliates	(1,090)	(911)	(1,043)
Amortization of IMR	(153)	(176)	(200)
Tax impact from surplus activities		2,849
Other	(250)	(42)	(12)
Total statutory income tax	$2,700	$6,442	$5,584

Federal income tax expense	$6,222	$9,665	$10,438
Change in net deferred income taxes	(3,522)	(3,223)	(4,854)
Total statutory income tax	$2,700	$6,442	$5,584

As of December 31, 2021 and 2020, the Company had no low income housing and foreign tax credit carryforwards.   The Company had no investment tax credits.  The Company had no Alternative Minimum Tax  credit carryforward. The Company had no adjustments of deferred tax assets (DTAs) and deferred tax liabilities (DTLs) for enacted changes in tax laws or a change in tax status.  The Company had no adjustments to gross DTAs because of a change in circumstances that causes a change in judgment about the realizability of the related DTAs.  The Company had no deposits under Section 6603 of the Internal Revenue Code.

The following are estimated Federal income taxes in the current and prior years that will be available for recoupment in the event of future net losses (In Thousands).

	Ordinary	Capital
2021 estimated
2020		$307
2019		7

The Company had no federal or foreign income tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within 12 months from December 31, 2021.

PLA-37

The Company’s policy is to recognize interest expense and penalties related to tax contingencies as a component of Federal and foreign income taxes.  No interest and penalties were recorded in Federal and foreign income taxes for the years ended December 31, 2021, 2020 and 2019.

PMHC and its subsidiaries file income tax returns in the U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the Internal Revenue Service (IRS) and is audited periodically by some state taxing authorities. The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2013 through 2018. The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals. The State of California is auditing the tax year ended December 31, 2009 and certain issues are under protest. The Company does not expect the current Federal and California audits to result in any material assessments.

7.                         CAPITAL AND SURPLUS

The Company has 5 million shares of common stock authorized of which 2.9 million shares are issued and outstanding with a par value of $1.00 per share. There is only one class of shares.

DIVIDEND RESTRICTIONS

The payment of dividends by the Company to its parent is subject to restrictions set forth in the State of Arizona insurance laws. These laws require (i) notification to the AZ DIFI for the declaration and payment of any dividend and (ii) approval by the AZ DIFI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31. Based on these restrictions and 2021 statutory results, the Company could pay $39.9 million in dividends to Pacific Life in 2022 without prior regulatory approval, subject to the notification requirement.   Within the dividend restrictions, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to stockholders. There are no other restrictions on unassigned surplus.

During the year ended December 31, 2021, PL&A paid ordinary dividends in the form of cash and bonds to Pacific Life of $41.7 million.  During the years ended December 31, 2020 and 2019, PL&A paid ordinary cash dividends to Pacific Life of $40.0 million and $41.0 million, respectively.

UNASSIGNED SURPLUS

The portion of unassigned surplus represented by cumulative unrealized gains, net, as of December 31, 2021 and 2020 was $0.4 million and $11.8 million, respectively.

PLA-38

8.                         RELATED PARTY TRANSACTIONS

Pacific Life provides general administrative and investment management services to the Company under an administrative services agreement. Product contract services relating to the Company’s variable universal life insurance, other life insurance, variable annuities and investment management services are under a separate services agreement.  Amounts charged by Pacific Life to the Company for these services were $22.7 million, $19.9 million and $21.2 million for the years ended December 31, 2021, 2020 and 2019, respectively, and are primarily included in operating expenses.

PLFA is the investment adviser for the Pacific Select Fund, the investment vehicle provided to the Company’s variable life insurance policyholders and variable annuity contract owners. PLFA is owned 99% by Pacific Life and 1% by the Company. Distributions to the Company from PLFA, reflecting net revenues and expenses, net of taxes, are recorded by the Company as net investment income when declared, to the extent they are not in excess of undistributed accumulated earnings. Distributions from PLFA to the Company included in net investment income for the years ended December 31, 2021, 2020 and 2019 were $5.2 million, $4.3 million and $5.0 million, respectively.   Any undistributed net revenue and expense, net of tax, is recorded directly to surplus.

Pacific Select Distributors, LLC (PSD), a wholly-owned broker-dealer subsidiary of Pacific Life, serves as the distributor of variable life and annuity contracts issued by the Company and Pacific Life (Variable Products). In connection with PSD’s distribution of Variable Products, the Company incurred commission expense of $34.0 million, $28.4 million and $25.2 million during the years ended December 31, 2021, 2020 and 2019, respectively.   A service plan was adopted by the Pacific Select Fund whereby Pacific Select Fund pays PSD, as distributor of the funds, a service fee in connection with services rendered or procured to or for shareholders of the fund or their variable contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services. From these service fees, PSD reimbursed the Company $4.2 million, $3.6 million and $3.7 million, included in commission expense, for paying trail commissions on its behalf for the years ended December 31, 2021, 2020 and 2019, respectively.

During the year ended December 31, 2021, participants previously covered by a group annuity contract at Pacific Life were transferred to the Company. As a result, the Company recognized $72.6 million of premium revenue included in premium revenue and an increase in reserves included in aggregate reserves of $72.6 million.

As of December 31, 2021, the Company reported $204 thousand and $348 thousand as amounts due from Pacific Life,  and other affiliated companies, respectively. As of December 31, 2020, the Company reported $204 thousand and $325 thousand as amounts due from Pacific Life and other affiliated companies, respectively.  The Company reported  $4.3 million and $1.4 million due to Pacific Life as of December 31, 2021 and 2020 respectively. The Company reported no amounts payable to other affiliated companies as of December 31, 2021 and 2020.  It is the Company’s policy to settle these amounts no later than 90 days after the due date.

The Company’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration. The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from the Company. Consequently, substantially all of the Company’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for aggregate reserves are insurance contracts with the affiliated assignment company with insurance contract values of $1,914.2 million and $1,901.6 million as of December 31, 2021 and 2020, respectively.  Related to these contracts, the Company received $41.6 million, $62.9 million and $89.7 million of premium and annuity considerations and paid $126.2 million, $118.4 million and $116.8 million of current and future policy benefits for the years ended December 31, 2021, 2020 and 2019, respectively.  In addition, included in the liability for deposit-type contracts are contracts with the affiliated assignment company of $830.4 million and $830.2 million as of December 31, 2021 and 2020, respectively.

PLA-39

9.      RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

For policies with a substandard rating or flat extra, mean reserves are based on an appropriate multiple of or addition to the valuation mortality table.

As of December 31, 2021 and 2020, the Company had $279.5 million and $313.0 million, respectively, of insurance in force for which gross premiums were less than the net premiums according to the valuation standard set by the AZ DIFI.

For traditional policies, tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as described by the NAIC instructions. For non-traditional universal life type policies, the tabular interest and tabular cost are based on the actual interest credited to and monthly deductions from the policies. For some deferred annuity policies and some immediate payout policies, tabular interest was calculated using basic data.

The tabular interest on deposit funds not involving life contingencies has been determined from actual interest credited to deposits.

Other reserve changes are comprised of changes in separate account fair values, surrender or alternative comparison values, partial withdrawals, changes in deficiency reserves, and change in CRVM expense allowance.  As of December 31, 2021 and 2020, other reserve changes were ($51.6) million and ($3.0) million, respectively.

10.                  ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of individual annuities and deposit-type contracts:

Individual Annuities:	December 31, 2021
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$76,885		$76,885	1%
At book value less current surrender charge of 5% or more (1)	460,754		460,754	7%
At fair value		$3,333,828	3,333,828	49%
Total with market value adjustment or at fair value	537,639	3,333,828	3,871,467	57%
At book value without adjustment	836,147		836,147	12%
Not subject to discretionary withdrawal	2,105,384	403	2,105,787	31%
Total	$3,479,170	$3,334,231	$6,813,401	100%

Amount included at book value less current surrender charge of 5% or more that will move to at book value without adjustment for the first time within the year after the statement date:	$314,845	$—	$314,845

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

PLA-40

Group Annuities:	December 31, 2021
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($In Thousands)
Not subject to discretionary withdrawal	$176,765		$176,765	100%
Total	$176,765	$—	$176,765	100%

Deposit-type Contracts:	December 31, 2021
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$6,429		$6,429	1%
At fair value		$3,462	3,462
Total with market value adjustment or at fair value	6,429	3,462	9,891	1%
Not subject to discretionary withdrawal	854,216		854,216	99%
Total	$860,645	$3,462	$864,107	100%

PLA-41

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2021
	General Account	Separate Account Nonguaranteed	Total	% of Total
	($In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$83,314		$83,314	1%
At book value less current surrender charge of 5% or more (1)	460,754		460,754	6%
At fair value		$3,337,290	3,337,290	42%
Total with market value adjustment or at fair value	544,068	3,337,290	3,881,358	49%
At book value without adjustment	836,147		836,147	11%
Not subject to discretionary withdrawal	3,136,365	403	3,136,768	40%
Total	$4,516,580	$3,337,693	$7,854,273	100%

Total Individual and Group Annuities and Deposit-type Contracts:	December 31, 2020
	General	Separate Account	Total	% of
	Account	Nonguaranteed		Total
	($In Thousands)
Subject to discretionary withdrawal:
With market value adjustment	$96,492		$96,492	1%
At book value less current surrender charge of 5% or more (1)	563,162		563,162	8%
At fair value		$3,002,224	3,002,224	41%
Total with market value adjustment or at fair value	659,654	3,002,224	3,661,878	50%
At book value without adjustment	745,693		745,693	10%
Not subject to discretionary withdrawal	2,985,801	396	2,986,197	40%
Total	$4,391,148	$3,002,620	$7,393,768	100%

(1) Withdrawal characteristic categories were evaluated using effective surrender charge rates, where applicable.

The following information is obtained from the applicable exhibit in the Company’s Annual Statement and related Separate Accounts Annual Statement, both of which are filed with the AZ DIFI, and are provided to reconcile annuity reserves and deposit-type contract funds and other liabilities without life or disability contingencies to amounts reported in the Annual Statement:

	December 31,
	2021	2020
	(In Thousands)
Annual Statement:
Annuities	$3,655,935	$3,529,160
Deposit-type contracts	860,645	861,988
Total	4,516,580	4,391,148
Separate Accounts Annual Statement:
Annuities	3,334,231	2,999,364
Other contract deposit funds	3,462	3,256
Combined total	$7,854,273	$7,393,768

PLA-42

11.                  ANALYSIS OF LIFE ACTUARIAL RESERVES BY WITHDRAWAL CHARACTERISTICS

The tables below describe withdrawal characteristics of life actuarial reserves as of December 31, 2021 and 2020:

December 31, 2021	General Account			Separate Account - Nonguaranteed
	Account	Cash		Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:
Universal life with secondary guarantees	$9,216	$8,813	$9,264
Indexed universal life with secondary guarantees	45,164	43,520	45,524
Other permanent cash value life insurance	6,743	6,702	7,107
Variable universal life	9,183	9,144	9,170	$93,844	$93,802	$93,802

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,617
Disability - active lives			40
Disability - disabled lives			6,068
Miscellaneous reserves			913
Total (direct + assumed)	70,306	68,179	82,703	93,844	93,802	93,802
Reinsurance ceded			7,612
Total (net)	$70,306	$68,179	$75,091	$93,844	$93,802	$93,802

PLA-43

December 31, 2020	General Account			Separate Account - Nonguaranteed
	Account	Cash	Account	Cash
	Value	Value	Reserve	Value	Value	Reserve
	(In Thousands)
Subject to discretionary withdrawal, surrender values, or contract loans:

Universal life with secondary guarantees	$9,204	$8,709	$9,143
Indexed universal life with secondary guarantees	43,971	41,966	44,174
Other permanent cash value life insurance	6,829	6,696	7,211
Variable universal life	9,051	8,893	9,043	$146,396	$146,300	$146,300

Not subject to discretionary withdrawal or no cash values:
Term policies without cash value			4,210
Disability - active lives (1)			35
Disability - disabled lives			6,585
Miscellaneous reserves			1,181
Total (direct + assumed)	69,055	66,264	81,582	146,396	146,300	146,300
Reinsurance ceded			8,210
Total (net)	$69,055	$66,264	$73,372	$146,396	$146,300	$146,300

(1) Certain disability - active lives were reported in the first section instead of the Disability - active lives row in the second section since they are subject to discretionary withdrawal.

The table below describes the total withdrawal characteristics of life actuarial reserves for life and accident and health and separate accounts annual statements.

	December 31,
	2021	2020
Annual Statement:	(In Thousands)
Life insurance section	$73,993	$72,019
Disability - active lives section	16	14
Disabled lives section	173	165
Miscellaneous section	909	1,174
Subtotal	75,091	73,372

Separate Accounts Annual Statement:
Life insurance section	93,802	146,300
Combined total	$168,893	$219,672

PLA-44

12.     PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2021		December 31, 2020
		Net of		Net of
	Gross	Loading	Gross	Loading
	(In Thousands)
Ordinary renewal	$60	$45	$127	$126
Total	$60	$45	$127	$126

13.     SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business.  As of December 31, 2021, the Company reported assets and liabilities from the following product lines in separate accounts:

•                  Variable annuities

•                  Variable universal life

In accordance with the products recorded within the Separate Accounts, some assets are considered legally insulated whereas others are not legally insulated from the General Account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

As of December 31, 2021 and 2020, the Company’s Separate Accounts Annual Statement included legally insulated assets of  $3,490.6 million and $3,199.1 million, respectively.  The assets legally insulated and not legally insulated from the general account as of December 31, 2021 are attributed to the following products (In Thousands):

	Separate Account Assets	Separate Account Assets
Product	Legally Insulated	Not Legally Insulated
Variable annuities	$3,396,717
Variable universal life	93,844
Total	$3,490,561	$—

In accordance with the products recorded within the Separate Account, some separate account liabilities are guaranteed by the General Account. In accordance with guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

To compensate the General Account for the risk taken, the Separate Account paid risk charges as follows for the years ended December 31, 2021, 2020, 2019, 2018, and 2017 of $18.4 million, $16.7 million, $16.7 million, $17.4 million, and $17.9 million, respectively.

For the years ended December 31, 2021, 2020 and 2019, the General Account of the Company had paid zero, $0.1 million and $0.1 million, respectively, toward guarantees on the Separate Account contracts.

The Company has no Separate Accounts with guarantees.  The Company’s Separate Accounts without guarantees consist of the variable annuities and variable universal life businesses where the assets of these accounts are carried at fair value.

PLA-45

Information regarding the Separate Accounts of the Company is as follows:

	Years Ended December 31,
	2021	2020
	(In Thousands)
Premiums, considerations or deposits	$331,695	$238,542

	December 31,
	2021	2020
	(In Thousands)
Reserves for accounts with assets at fair value	$3,431,495	$3,148,920

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal at fair value	$3,431,092	$3,148,524
Not subject to discretionary withdrawal	403	396
Total	$3,431,495	$3,148,920

	Years Ended December 31,
	2021	2020	2019
	(In Thousands)
Transfers as reported in the summary of operations - statutory basis of the Separate Accounts Annual Statement:
Transfers to separate accounts	$331,200	$238,311	$181,371
Transfers from separate accounts	386,614	278,642	325,913
Net transfers from separate accounts	(55,414)	(40,331)	(144,542)
Reconciling adjustments:
Net lag gain/loss for annuities in general account only	3	(550)	652
Transfers as reported in current and future policy benefits in the accompanying statements of operations - statutory basis	($55,411)	($40,881)	($143,890)

PLA-46

14.                  BORROWED MONEY

The Company has an agreement with Pacific Life to borrow up to $100 million at variable interest rates.  There was no amount outstanding as of December 31, 2021 and 2020.

The Company maintains reverse repurchase lines of credit with various financial institutions. There was no debt outstanding in connection with reverse repurchase lines of credit as of December 31, 2021 and 2020.

PL&A is a member of the Federal Home Loan Bank of San Francisco (FHLB).  The Company is eligible to receive advances from the FHLB based on a percentage of the Company’s net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB requirements and insurance laws and regulations.  The Company’s estimated maximum borrowing capacity (after taking into account required collateralization levels) was $11.0 million and $15.9 million as of December 31, 2021 and 2020.  However, asset eligibility determination is subject to the FHLB’s discretion and to the availability of qualifying assets at the Company.  The Company had no collateral pledged to the FHLB.  Interest is at variable or fixed rates. The Company had no borrowing from the FHLB as of December 31, 2021 and 2020.

The Company is required to purchase stock in FHLB of San Francisco each time it receives an advance.  As of December 31, 2021 and 2020, the Company holds $3.6 million and $4.6 million, respectively, of FHLB of San Francisco, which is recorded in common stocks.

The membership stock (Class A and B) eligible and not eligible for redemption as of December 31, 2021 and 2020 is as follows:

December 31, 2021	Total	Not Eligible for Redemption	Eligible for Redemption
Membership stock:	(In Thousands)
Class A
Class B	$3,647	$3,647

December 31, 2020	Total	Not Eligible for Redemption	Eligible for Redemption
Membership stock:	(In Thousands)
Class A
Class B	$4,490	$4,490

15.                  COMMITMENTS AND CONTINGENCIES

COMMITMENTS

As of December 31, 2021, the Company has no outstanding commitments for investments in joint ventures, partnerships and limited liability companies.

In connection with the operations of PLFA, the Company and Pacific Life are obligated to contribute additional capital funding as may be required according to their respective membership percentages.  There were no capital contributions to PLFA for the years ended December 31, 2021, 2020 and 2019.

PLA-47

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company. In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

Issues were identified in a market conduct exam that may be indicative of potential losses.  The Company has accrued a loss contingency based on management’s best estimate and does not expect these issues to have a materially adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the dividend received deduction (DRD).  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete. With the enactment the Act on December 22, 2017, DRD computations have been modified effective January 1, 2018. Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future. However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s financial statements - statutory basis.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not made material payments for these types of indemnifications. The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters, and therefore, the Company may record a contingent reserve for such matters. Management believes that judgments, if any, against the Company related to such matters are not likely to have a material adverse effect on the Company’s financial statements - statutory basis.

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payments of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent  insurance companies by assessing all other companies operating in similar lines of business. The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset.  As of December 31, 2021 and 2020, the estimated liability was $0.2 million and $0.1 million, respectively.  As of December 31, 2021 and 2020, the related premium tax receivable was $2.4 million and $2.3 million, respectively.  These amounts represent management’s best estimate based on information received from the state in which the Company writes business and may change due to many factors including the Company’s share of the ultimate cost of current insolvencies. Future guaranty fund assessments are expected to be paid based on anticipated funding periods for each guaranty association obligation. Premium tax offsets are expected to be realized based on regulations set forth by various state taxing authorities.

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See Note 1 for discussion of other contingencies related to reinsurance.

See Note 5 for discussion of other contingencies related to derivative instruments.

See Note 6 for discussion of other contingencies related to income taxes.

PLA-49

Pacific Life & Annuity Company

S U P P L E M E N T A L   S C H E D U L E   O F   S E L E C T E D   F I N A N C I A L   D A T A

A S   O F   A N D   F O R   T H E   Y E A R   E N D E D   D E C E M B E R   3 1 ,  2 0 2 1

(In Thousands)

Investment Income Earned:
U.S. Government bonds	$209
Bonds exempt from U.S. tax
Other bonds (unaffiliated)	206,964
Bonds of affiliates
Preferred stocks (unaffiliated)	118
Preferred stocks of affiliates
Common stocks (unaffiliated)	215
Common stocks of affiliates
Mortgage loans	19,236
Real estate
Contract loans	256
Cash and cash equivalents	37
Derivative instruments	(3,324)
Other invested assets	4,620
Aggregate write-ins for investment income	54
Gross Investment Income	$228,385

Real Estate Owned - Book Value Less Encumbrances

Mortgage Loans - Book Value:
Farm mortgages
Residential mortgages
Commercial mortgages	$351,191
Mezzanine	26,689
Total Mortgage Loans	$377,880

Mortgage Loans By Standing - Book Value:
Good standing	$377,880
Good standing with restructured terms
Interest overdue more than 90 days, not in foreclosure
Foreclosure in process

Other Long-Term Assets - Carrying Value	$25,909

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Carrying Value:
Bonds
Preferred stocks
Common stocks

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Bonds by NAIC Designation and Maturity:
Bonds by Maturity - Statement Value:
Due within one year or less	$128,274
Over 1 year through 5 years	775,965
Over 5 years through 10 years	1,313,373
Over 10 years through 20 years	1,317,881
Over 20 years	998,032
Total by Maturity	$4,533,525

Bonds by NAIC Designation - Statement Value:
NAIC 1	$2,211,149
NAIC 2	2,210,225
NAIC 3	90,084
NAIC 4	6,901
NAIC 5	15,166
NAIC 6
Total by NAIC Designation	$4,533,525

Total Bonds Publicly Traded	$3,464,219
Total Bonds Privately Traded	$1,069,306
Preferred Stocks - Statement Value
Common Stocks - Unaffiliated - Statement Value	$3,647
Common Stocks - Affiliated - Statement Value
Cash Equivalents	$76,238
Options, Caps & Floors Owned - Statement Value	$2,243
Options, Caps & Floors Written and In Force - Statement Value
Collar, Swap & Forward Agreements Open - Statement Value	$2,503
Futures Contracts Open - Statement Value	$6,391
Cash on Deposit	($2,173)

Life Insurance In Force:
Industrial
Ordinary	$4,180,601
Credit Life
Group Life	$472

Amount of Accidental Death Insurance In Force Under Ordinary Policies	$550

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Life Insurance Policies with Disability Provisions In Force:
Industrial
Ordinary	$9,530
Credit Life
Group Life

Supplementary Contracts In Force:
Ordinary - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Ordinary - Involving Life Contingencies
Income Payable
Group - Not Involving Life Contingencies
Amount on Deposit
Income Payable
Group - Involving Life Contingencies
Income Payable

Annuities:
Ordinary
Immediate - Amount of Income Payable	$143,232
Deferred - Fully Paid Account Balance	$1,360,486
Deferred - Not Fully Paid - Account Balance

Group
Amount of Income Payable	$11,799
Fully Paid Account Balance
Not Fully Paid - Account Balance

Accident and Health Insurance - Premiums In Force:
Group
Credit
Other

Deposit Funds and Dividend Accumulations:
Deposit Funds - Account Balance	$860,645
Dividend Accumulations - Account Balance

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Claim Payments 2021:

Group Accident and Health - Year Ended December 31, 2021
2021
2020
2019
2018
2017
Prior

Other Accident and Health
2021
2020
2019
2018
2017
Prior

Other Coverages that Use Developmental Methods to Calculate Claim Reserves
2021
2020
2019
2018
2017
Prior

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Pacific Life & Annuity Company

S U P P L E M E N T A L   S U M M A R Y   I N V E S T M E N T   S C H E D U L E

D E C E M B E R   3 1 ,  2 0 2 1

($ In Thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Long-term bonds:
U.S. Governments	$9,079	0.180%	$9,079	0.180%
All other governments	31,479	0.624%	31,479	0.624%
U.S. states, territories, and possessions, etc. guaranteed	8,838	0.175%	8,838	0.175%
U.S. political subdivisions of states, territories, and possessions, guaranteed	58,184	1.152%	58,184	1.152%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	293,357	5.811%	293,357	5.811%
Industrial and miscellaneous	4,132,588	81.855%	4,132,588	81.855%
Total long-term bonds	4,533,525	89.797%	4,533,525	89.797%

Common stocks:
Industrial and miscellaneous other (unaffiliated)	3,647	0.072%	3,647	0.072%
Total common stocks	3,647	0.072%	3,647	0.072%

Mortgage loans:
Commercial mortgages	351,191	6.956%	351,191	6.956%
Mezzanine real estate loans	26,689	0.529%	26,689	0.529%
Total mortgage loans	377,880	7.485%	377,880	7.485%

Cash and cash equivalents:
Cash	(2,173)	(0.043%)	(2,173)	(0.043%)
Cash equivalents	76,238	1.510%	76,238	1.510%
Total cash and cash equivalents	74,065	1.467%	74,065	1.467%

Contract loans	9,747	0.193%	9,747	0.193%
Derivatives	16,169	0.320%	16,169	0.320%
Receivables for securities	487	0.010%	487	0.010%
Other invested assets	33,119	0.656%	33,119	0.656%
Total invested assets	$5,048,639	100.000%	$5,048,639	100.000%

*Gross Investment Holdings as valued in compliance with NAIC Accounting Practices and Procedures Manual.

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Pacific Life & Annuity Company

S U P P L E M E N T A L  S C H E D U L E  O F  I N V E S T M E N T  R I S K  I N T E R R O G A T O R I E S

D E C E M B E R  3 1 ,  2 0 2 1

The Company’s Total Admitted Assets, excluding separate accounts, as reported in the Statements of Admitted Assets, Liabilities and Capital and Surplus (Total Admitted Assets) was $5,124.6 million as of December 31, 2021.

1.               The 10 largest exposures to a single issuer/borrower/investment as of December 31, 2021, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Amgen Inc (Bond)	$46,866	0.9%
Comcast Corporation (Bond)	46,861	0.9%
IBM Corporation (Bond)	44,762	0.9%
AT&T Corporation (Bond)	41,442	0.8%
Commercial loan (Mortgage Loan)	39,583	0.8%
Pfizer Inc (Bond)	38,959	0.8%
Commercial loan (Mortgage Loan)	37,837	0.7%
Metropolitan Transport Authority NY (Bond)	37,035	0.7%
United Technologies Corporation (Bond)	34,846	0.7%
Xcel Energy Inc (Bond)	34,731	0.7%

2.               The amounts and percentages of Total Admitted Assets held in bonds and preferred stocks by NAIC designation as of December 31, 2021, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets		(In Thousands)	Percentage of Total Admitted Assets
Bonds:			Preferred Stock:
NAIC 1	$2,211,149	43.1%	P/RP 1
NAIC 2	2,210,225	43.1%	P/RP 2
NAIC 3	90,084	1.8%	P/RP 3
NAIC 4	6,901	0.1%	P/RP 4
NAIC 5	15,166	0.3%	P/RP 5
NAIC 6			P/RP 6

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3.               Assets held in foreign investments as of December 31, 2021, totaled $514.1 million, which represents 10.0% of Total Admitted Assets.

a.               The aggregate foreign investment exposure, categorized by NAIC sovereign designation as of December 31, 2021, is as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1	$438,824	8.6%
Countries designated NAIC 2	45,143	0.9%
Countries designated NAIC 3 or below	30,108	0.6%

b.               The largest foreign investment exposures in a single country, categorized by the country’s NAIC sovereign designation as of December 31, 2021, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Countries designated NAIC 1
Country: United Kingdom (Great Britain)	$136,889	2.7%
Country: Germany	67,940	1.3%
Countries designated NAIC 2
Country: Mexico	27,319	0.5%
Country: Indonesia	11,933	0.2%
Countries designated NAIC 3 or below
Country: Bahamas	17,500	0.3%
Country: Brazil	12,608	0.2%

c.                The 10 largest non-sovereign (i.e. non-governmental) foreign issues as of December 31, 2021 are as follows:

NAIC Designation	Issuer	(In Thousands)	Percentage of Total Admitted Assets
1.F FE	BP Capital Markets PLC	$25,000	0.5%
1.E FE	Toyota Motor Corporation	20,011	0.4%
2.B FE	BAT International Finance PLC	19,998	0.4%
1.D PL	Cayman Universe	19,590	0.4%
2.C FE	Ashtead Capital Inc	18,896	0.4%
1.E FE/1.F FE	Lloyds TSB Bank Group PLC	15,018	0.3%
1.G FE	Mizuho Financial Group Inc	15,000	0.3%
2.B FE	Takeda Pharmaceutical Co Ltd	15,000	0.3%
2.C FE	Telefonaktiebolaget LM Ericsson	14,997	0.3%
2.B FE	Anheuser-Busch Companies Inc	13,523	0.3%

4.               The aggregate amount and percentage of Total Admitted Assets held in Canadian investments as of December 31, 2021, totaled $165.2 million, which represent 3.2% of Total Admitted Assets.

5.               The aggregate amount and percentage of Total Admitted Assets held in investments with contractual sales restrictions are less than 2.5% of Total Admitted Assets as of December 31, 2021.

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6.               Assets held in equity interest are less than 2.5% of Total Admitted Assets as of December 31, 2021.

7.               Assets held in nonaffiliated, privately placed equities are less than 2.5% of Total Admitted Assets as of December 31, 2021.

a.               Ten largest fund managers as of December 31, 2021 are as follows:

	Total
	Invested	Diversified	Nondiversified
Fund Manager	(In Thousands)
Walkers Fiduciary Limited	$490	$490

8.               Assets held in general partnership interests are less than 2.5% of Total Admitted Assets as of December 31, 2021.

9.               The amounts and percentages of Total Admitted Assets held in mortgage loans as of December 31, 2021, are as follows:

a.               The 10 largest aggregate mortgage interests sharing the same property or group of properties as of December 31, 2021 are as follows:

Type (Residential, Commercial, Agricultural)	(In Thousands)	Percentage of Total Admitted Assets
Commercial loan	$39,583	0.8%
Commercial loan	33,716	0.7%
Commercial loan	32,677	0.6%
Commercial loan	32,605	0.6%
Commercial loan	28,086	0.5%
Commercial loan	26,689	0.5%
Commercial loan	25,000	0.5%
Commercial loan	19,985	0.4%
Commercial loan	19,975	0.4%
Commercial loan	19,122	0.4%

10.         The aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisals as of December 31, 2021 are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Commercial:
Above 95%
91% to 95%
81% to 90%
71% to 80%
Below 70%	$377,880	7.4%

11.         Assets held in real estate are less than 2.5% of Total Admitted Assets as of December 31, 2021.

12.         Assets held in investments held in mezzanine real estate loans are less than 2.5% of Total Admitted Assets as of December 31, 2021.

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13.         The Company has no securities lending agreements, repurchase agreements, or reverse repurchase agreements as of December 31, 2021.

14.         The amounts and percentages of Total Admitted Assets for warrants not attached to other financial instruments, options, caps, and floors as of December 31, 2021, are as follows:

	(In Thousands)	Percentage of Total Admitted Assets
Owned:
Hedging:	$2,243	0.0%

15.         The amounts and percentages of Total Admitted Assets of potential exposure for collars, swaps, and forwards as of December 31, 2021 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2021	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$3,887	0.1%	$3,485	$3,565	$3,686

16.         The amounts and percentages of Total Admitted Assets of potential exposure for futures contracts as of December 31, 2021 and each of the preceding three quarters are as follows ($ In Thousands):

		Percentage
	December 31,	of Total	As of Each Quarter End
	2021	Admitted Assets	1st Quarter	2nd Quarter	3rd Quarter
Hedging	$6,391	0.1%	$7,244	$6,282	$6,737

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Pacific Life & Annuity Company

S U P P L E M E N T A L  S C H E D U L E  O F  R E I N S U R A N C E  D I S C L O S U R E S

D E C E M B E R  3 1 ,  2 0 2 1

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.               The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, that includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791.

2.               The Company has not reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.

3.               The Company does not have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

a.               Provisions that permit the reporting of losses, or settlements to be made, less frequently than quarterly;

b.               Provisions that permit payments due from the reinsurer to not be made in cash within 90 days of the settlement date (unless there is no activity during the period); or

c.                The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

4.               The Company has not reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R.

5.               The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2021 and are accounted for the contract as reinsurance under SAP and as a deposit under GAAP.

6.               The Company has not ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the year ended December 31, 2021 and accounted for the contract as reinsurance under GAAP and as a deposit under SAP.

PLA-59